UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21323

Eaton Vance Limited Duration Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

Semiannual Report October 31, 2006

EATON VANCE
LIMITED
DURATION
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker–dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Duration Income Fund as of October 31, 2006

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•             Based on share price, Eaton Vance Limited Duration Income Fund (the “Fund”) — a closed-end fund traded on the American Stock Exchange (“AMEX”) — had a total return of 11.19% for the six months ended October 31, 2006.(1) That return was the result of an increase in share price to $18.21 on October 31, 2006, from $17.09 on April 30, 2006, and the reinvestment of $0.757 in dividends.

•             Based on net asset value (NAV), the Fund had a total return of 4.01% for the six months ended October 31, 2006.(1) That return was the result of a decrease in NAV per share to $18.15 on October 31, 2006, from$18.21 on April 30, 2006, and the reinvestment of $0.757 in dividends.

•             Based on its October 31, 2006, monthly dividend of $0.1261 and a closing share price of $18.21 on that date, the Fund had a market yield of 8.31%.(2)

Recent Fund Developments

•             The Fund’s managers continued to diversify the Fund’s bond and floating-rate loan investments across a wide range of industry sectors. In an uncertain economic environment, the Fund maintained investments in cyclical industries that would respond to an economic uptick, as well as non-economically sensitive companies with a more stable revenue and earnings outlook.

•             During the first half of the period, the segment of the Fund investing in floating-rate loans benefited from rising short-term interest rates. While loan prices declined slightly during the period, the loan market enjoyed generally stable fundamentals, including a low default rate. Record new issuance from strong merger and acquisition activity met with robust investor demand. As a result, the supply/demand balance was closer to equilibrium than it had been in recent years and credit spreads over the London Inter-Bank Offered Rate (LIBOR) – the benchmark over which loan interest rates are typically set – stabilized.

•             During the period, the high-yield market was characterized by narrow spreads, record issuance and strong demand from investors searching for yield. Fund management positioned bond investments defensively through an emphasis on short duration and senior high-yield paper. Automotive company credit bonds were among the Fund’s leading performers, as they responded well to the prospect of company reorganizations. Health care, telecommunications and energy bonds were also strong contributors. Health care companies were helped by cost containments and improving margins, while telecommunications providers enjoyed strong free cash flow and energy companies benefited from surging oil prices.

•             Within the mortgage-backed securities (MBS) segment of the Fund, prepayment rates for MBS continued to edge lower during the period. Spreads on seasoned MBS, the Portfolio’s current focus when investing in MBS, remained at historically tight levels. The MBS market continued to be well-supported by strong demand from foreign buyers.

•             At October 31, 2006, the Fund had leverage in the amount of approximately 35.7% of the Fund’s total assets. The Fund is leveraged through the issuance of Auction Preferred Shares and its securities lending program. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

(1)  Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its securities lending program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

(2)  The Fund’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Limited Duration Income Fund as of October 31, 2006

FUND PERFORMANCE

Performance(1)

Average Annual Total Return (by share price, AMEX)
Six Months	11.19%
One Year	18.37
Life of Fund (5/30/03)	7.19

Average Annual Total Return (at net asset value)
Six Months	4.01%
One Year	9.02
Life of Fund (5/30/03)	7.09

(1)  Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares and its securities lending program. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund Allocations(2)

By Total Investments

(2)     Fund allocations are shown as a percentage of the Fund’s total investments as of 10/31/06. Fund allocations may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

	Senior Floating Rate Interests — 58.5%(1)
	Principal Amount	Borrower/Tranche Description	Value
	Aerospace and Defense — 1.2%
	Alliant Techsystems, Inc.
	$663,000	Term Loan, 6.46%, Maturing March 31, 2009	$664,105
	CACI International, Inc.
	1,340,625	Term Loan, 6.93%, Maturing May 3, 2011	1,344,588
	Delta Air Lines, Inc.
	1,725,000	Term Loan, 8.02%, Maturing March 16, 2008	1,744,413
	2,000,000	Term Loan, 12.77%, Maturing March 16, 2008	2,059,500
	Dresser Rand Group, Inc.
	825,813	Term Loan, 7.48%, Maturing October 29, 2011	830,664
	DRS Technologies, Inc.
	1,218,875	Term Loan, 6.81%, Maturing January 31, 2013	1,223,065
	Hexcel Corp.
	3,282,449	Term Loan, 7.13%, Maturing March 1, 2012	3,290,655
	IAP Worldwide Services, Inc.
	2,233,125	Term Loan, 8.44%, Maturing December 30, 2012	2,235,916
	K&F Industries, Inc.
	2,726,296	Term Loan, 7.32%, Maturing November 18, 2012	2,739,502
	Spirit Aerosystems, Inc.
	1,566,425	Term Loan, 7.57%, Maturing December 31, 2011	1,580,376
	Standard Aero Holdings, Inc.
	1,709,744	Term Loan, 7.61%, Maturing August 24, 2012	1,712,950
	Transdigm, Inc.
	2,100,000	Term Loan, 7.39%, Maturing June 23, 2013	2,115,487
	Vought Aircraft Industries, Inc.
	1,308,094	Term Loan, 7.88%, Maturing December 17, 2011	1,316,951
	Wesca Aircraft Hardware Corp.
	1,500,000	Term Loan, 7.58%, Maturing September 29, 2014	1,522,500
	Wyle Laboratories, Inc.
	298,809	Term Loan, 8.22%, Maturing January 28, 2011	300,490
			$24,681,162
	Air Transport — 0.5%
	Airport Development and Investment
GBP	2,500,000	Term Loan, 9.12%, Maturing April 7, 2011	$4,779,583
	Northwest Airlines, Inc.
	2,800,000	Dip Loan, 7.90%, Maturing August 21, 2008	2,812,250
	United Airlines, Inc.
	239,422	Term Loan, 9.13%, Maturing February 1, 2012	243,612
	1,675,953	Term Loan, 9.25%, Maturing February 1, 2012	1,705,282
			$9,540,727

Principal Amount	Borrower/Tranche Description	Value
Automotive — 2.4%
Accuride Corp.
$2,972,581	Term Loan, 7.44%, Maturing January 31, 2012	$2,981,870
Affina Group, Inc.
2,430,692	Term Loan, 8.38%, Maturing November 30, 2011	2,443,606
Axletech International Holding, Inc.
1,950,000	Term Loan, 11.87%, Maturing April 21, 2013	1,967,876
Collins & Aikman Products Co.
1,232,903	Term Loan, 6.34%, Maturing August 31, 2009(2)	448,468
148,319	Revolving Loan, 11.75%, Maturing August 31, 2009(2)	54,322
CSA Acquisition Corp.
873,722	Term Loan, 7.88%, Maturing December 23, 2011	875,634
638,213	Term Loan, 7.88%, Maturing December 23, 2011	639,610
496,250	Term Loan, 7.88%, Maturing December 23, 2012	496,622
Dana Corp.
2,400,000	DIP Loan, 7.65%, Maturing April 13, 2008	2,403,600
Dayco Products, LLC
2,668,313	Term Loan, 8.02%, Maturing June 21, 2011	2,691,105
Delphi Corp.
1,000,000	Term Loan, 8.13%, Maturing October 8, 2007	1,010,000
Exide Technologies, Inc.
617,005	Term Loan, 11.75%, Maturing May 5, 2010	647,855
624,566	Term Loan, 11.75%, Maturing May 5, 2010	655,794
Federal-Mogul Corp.
1,950,000	DIP Loan, 7.38%, Maturing December 9, 2006	1,955,179
5,626,706	Term Loan, 9.07%, Maturing December 9, 2006	5,658,356
Goodyear Tire & Rubber Co.
950,000	Term Loan, 5.23%, Maturing April 30, 2010	953,053
3,185,000	Term Loan, 8.14%, Maturing April 30, 2010	3,214,576
1,000,000	Term Loan, 8.89%, Maturing March 1, 2011	1,014,583
HLI Operating Co., Inc.
2,112,725	Term Loan, 8.96%, Maturing June 3, 2009	2,125,930
Insurance Auto Auctions, Inc.
1,002,717	Term Loan, 7.90%, Maturing May 19, 2012(3)	1,008,984
Key Automotive Group
1,082,877	Term Loan, 8.85%, Maturing June 29, 2010	1,095,060
Keystone Automotive Operations, Inc.
2,084,250	Term Loan, 7.86%, Maturing October 30, 2010	2,088,158
R.J. Tower Corp.
1,880,000	DIP Revolving Loan, 8.94%, Maturing February 2, 2007	1,824,775
Tenneco Automotive, Inc.
1,861,375	Term Loan, 7.40%, Maturing December 12, 2009	1,872,136
817,670	Term Loan, 7.31%, Maturing December 12, 2010	822,397

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Trimas Corp.
$314,063	Term Loan, 8.13%, Maturing August 2, 2011	$316,418
1,360,938	Term Loan, 8.25%, Maturing August 2, 2013	1,371,145
TRW Automotive, Inc.
1,965,000	Term Loan, 6.75%, Maturing October 31, 2010	1,963,568
2,285,037	Term Loan, 7.19%, Maturing June 30, 2012	2,282,896
United Components, Inc.
2,007,576	Term Loan, 7.70%, Maturing June 30, 2010	2,020,123
		$48,903,699
Beverage and Tobacco — 1.1%
Alliance One International, Inc.
$834,725	Term Loan, 8.82%, Maturing May 13, 2010	$845,159
Constellation Brands, Inc.
6,791,667	Term Loan, 6.93%, Maturing June 5, 2013	6,827,275
Culligan International Co.
954,999	Term Loan, 7.07%, Maturing September 30, 2011	958,879
Le-Nature's, Inc.
1,425,000	Term Loan, 9.39%, Maturing March 1, 2011(4)	1,211,250
MafCo Worldwide Corp.
1,250,795	Term Loan, 7.39%, Maturing December 8, 2011	1,255,486
National Dairy Holdings, L.P.
2,130,673	Term Loan, 7.32%, Maturing March 15, 2012	2,138,663
National Distribution Co.
836,000	Term Loan, 11.82%, Maturing June 22, 2010	838,090
Reynolds American, Inc.
3,865,313	Term Loan, 7.31%, Maturing May 31, 2012	3,891,585
Southern Wine & Spirits of America, Inc.
4,275,881	Term Loan, 6.87%, Maturing May 31, 2012	4,290,582
Sunny Delight Beverages Co.
425,782	Term Loan, 11.39%, Maturing August 20, 2010	421,125
		$22,678,094
Building and Development — 3.3%
AP-Newkirk Holdings, LLC
$2,115,553	Term Loan, 7.82%, Maturing December 21, 2007	$2,118,860
Biomed Realty, L.P.
3,690,000	Term Loan, 7.57%, Maturing May 31, 2010	3,680,775
Capital Automotive REIT
3,833,885	Term Loan, 7.08%, Maturing December 16, 2010	3,855,600
DMB / CH II, LLC
213,333	Term Loan, 7.82%, Maturing September 9, 2009	213,867
Epco / Fantome, LLC
1,975,000	Term Loan, 8.37%, Maturing November 23, 2010	1,984,875

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Formica Corp.
$1,343,250	Term Loan, 8.49%, Maturing March 15, 2013	$1,342,831
FT-FIN Acquisition, LLC
1,413,217	Term Loan, 7.36%, Maturing November 17, 2007(3)	1,416,750
Gables GP, Inc.
119,368	Term Loan, 7.07%, Maturing December 31, 2006	119,605
General Growth Properties, Inc.
2,000,000	Term Loan, 6.57%, Maturing February 24, 2011	1,988,462
Hovstone Holdings, LLC
1,485,000	Term Loan, 7.37%, Maturing February 28, 2009	1,462,725
Kyle Acquisition Group, LLC
802,819	Term Loan, 8.25%, Maturing July 20, 2010	802,819
Landsource Communities, LLC
1,002,000	Term Loan, 7.88%, Maturing March 31, 2010	984,673
Lanoga Corp.
1,645,875	Term Loan, 7.12%, Maturing June 29, 2013	1,643,131
LNR Property Corp.
3,700,000	Term Loan, 8.22%, Maturing July 3, 2011	3,718,115
MAAX Corp.
781,682	Term Loan, 8.38%, Maturing June 4, 2011	777,774
Mueller Group, Inc.
2,967,080	Term Loan, 7.39%, Maturing October 3, 2012	2,987,170
NCI Building Systems, Inc.
1,476,484	Term Loan, 6.84%, Maturing June 18, 2010	1,477,407
Newkirk Master, L.P.
2,347,326	Term Loan, 7.07%, Maturing August 11, 2008	2,350,995
1,833,047	Term Loan, 7.07%, Maturing August 11, 2008	1,835,912
Nortek, Inc.
3,993,810	Term Loan, 7.32%, Maturing August 27, 2011	3,988,818
Panolam Industries Holdings, Inc.
1,537,947	Term Loan, 8.12%, Maturing September 30, 2012	1,545,636
Ply Gem Industries, Inc.
127,484	Term Loan, 8.40%, Maturing August 15, 2011	127,405
1,912,266	Term Loan, 8.40%, Maturing August 15, 2011	1,911,070
Rubicon GSA II, LLC
3,125,000	Term Loan, 8.07%, Maturing July 31, 2008	3,125,000
South Edge, LLC
287,500	Term Loan, 7.38%, Maturing October 31, 2009	280,672
Standard Pacific Corp.
1,400,000	Term Loan, 6.93%, Maturing May 5, 2013	1,375,500
Stile Acquisition Corp.
966,939	Term Loan, 7.38%, Maturing April 6, 2013	946,769
Stile U.S. Acquisition Corp.
968,586	Term Loan, 7.38%, Maturing April 6, 2013	948,382

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
TE/Tousa Senior, LLC
$1,750,000	Term Loan, 8.25%, Maturing August 1, 2008(3)	$1,346,625
Tousa/Kolter, LLC
2,330,000	Term Loan, 7.62%, Maturing January 7, 2008	2,332,912
TRU 2005 RE Holding Co.
7,325,000	Term Loan, 8.32%, Maturing December 9, 2008	7,347,891
Trustreet Properties, Inc.
1,800,000	Term Loan, 7.32%, Maturing April 8, 2010	1,804,500
United Subcontractors, Inc.
1,000,000	Term Loan, 12.86%, Maturing June 27, 2013	970,000
WCI Communities, Inc.
5,000,000	Term Loan, 7.32%, Maturing December 23, 2010	4,829,690
		$67,643,216
Business Equipment and Services — 3.9%
Acco Brands Corp.
$1,809,457	Term Loan, 7.14%, Maturing August 17, 2012	$1,817,373
Activant Solutions, Inc.
995,000	Term Loan, 7.50%, Maturing May 1, 2013	990,025
Affiliated Computer Services
1,066,938	Term Loan, 7.39%, Maturing March 20, 2013	1,070,104
2,817,938	Term Loan, 7.40%, Maturing March 20, 2013	2,826,036
Affinion Group, Inc.
3,354,708	Term Loan, 8.17%, Maturing October 17, 2012	3,377,248
Alix Partners LLP
1,375,000	Term Loan, 7.88%, Maturing October 12, 2013	1,383,594
Allied Security Holdings, LLC
1,692,273	Term Loan, 8.37%, Maturing June 30, 2010	1,707,080
DynCorp International, LLC
1,339,600	Term Loan, 7.75%, Maturing February 11, 2011	1,347,972
Info USA, Inc.
744,375	Term Loan, 7.07%, Maturing February 14, 2012	743,445
Iron Mountain, Inc.
5,527,025	Term Loan, 7.09%, Maturing April 2, 2011	5,543,148
2,629,029	Term Loan, 7.16%, Maturing April 2, 2011	2,635,602
Language Line, Inc.
2,694,410	Term Loan, 9.63%, Maturing June 11, 2011	2,714,198
Mitchell International, Inc.
804,006	Term Loan, 7.37%, Maturing August 15, 2011	807,021
N.E.W. Holdings I, LLC
1,015,000	Term Loan, 12.35%, Maturing February 8, 2014	1,035,300
698,250	Term Loan, 8.11%, Maturing August 8, 2014	702,833
Nielsen Finance, LLC
9,125,000	Term Loan, 8.19%, Maturing August 9, 2013	9,168,490

	Principal Amount	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Protection One, Inc.
	$2,076,432	Term Loan, 7.86%, Maturing March 31, 2012	$2,085,516
	Quantum Corp.
	600,000	Term Loan, 9.44%, Maturing August 22, 2012	600,750
	RGIS Holdings, LLC
	3,130,973	Term Loan, 7.87%, Maturing February 15, 2013	3,129,996
	SGS International, Inc.
	918,063	Term Loan, 8.06%, Maturing December 30, 2011	923,227
	SS&C Technologies, Inc.
	194,384	Term Loan, 8.00%, Maturing November 23, 2012	195,599
	2,286,866	Term Loan, 8.00%, Maturing November 23, 2012	2,301,159
	Sungard Data Systems, Inc.
	14,945,813	Term Loan, 8.00%, Maturing February 11, 2013	15,103,984
	TDS Investor Corp.
EUR	2,000,000	Term Loan, 6.13%, Maturing August 23, 2013	2,560,412
	3,643,112	Term Loan, 8.37%, Maturing August 23, 2013	3,658,726
	356,888	Term Loan, 8.37%, Maturing August 23, 2013	358,418
	Transaction Network Services, Inc.
	948,834	Term Loan, 7.39%, Maturing May 4, 2012	948,834
	U.S. Security Holdings, Inc.
	995,000	Term Loan, 7.77%, Maturing May 8, 2013	999,975
	US Investigations Services, Inc.
	3,259,484	Term Loan, 7.89%, Maturing October 14, 2012	3,277,818
	692,350	Term Loan, 7.89%, Maturing October 14, 2013	695,811
	Western Inventory Services
	975,016	Term Loan, 7.82%, Maturing March 31, 2011	979,891
	Williams Scotsman, Inc.
	2,750,000	Term Loan, 6.82%, Maturing June 27, 2010	2,743,125
			$78,432,710
	Cable and Satellite Television — 3.2%
	Atlantic Broadband Finance, LLC
	$1,925,325	Term Loan, 8.14%, Maturing February 10, 2011	$1,951,798
	Bragg Communications, Inc.
	2,143,756	Term Loan, 7.08%, Maturing August 31, 2011	2,149,115
	Bresnan Broadband Holdings, LLC
	1,550,000	Term Loan, 9.91%, Maturing March 29, 2014	1,588,104
	Charter Communications Operating, LLC
	16,023,954	Term Loan, 8.01%, Maturing April 28, 2013	16,180,188
	CSC Holdings, Inc.
	3,905,375	Term Loan, 7.15%, Maturing March 29, 2013	3,906,945
	Insight Midwest Holdings, LLC
	1,756,250	Term Loan, 0.00%, Maturing April 6, 2014(3)	1,770,107
	5,268,750	Term Loan, 7.57%, Maturing April 6, 2014	5,310,320

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Kabel BW GMBH and Co.
EUR	1,000,000	Term Loan, 5.97%, Maturing June 9, 2013	$1,277,945
EUR	1,000,000	Term Loan, 6.47%, Maturing June 9, 2014	1,284,327
MCC Iowa, LLC
	3,145,000	Term Loan, 6.50%, Maturing March 31, 2010	3,093,567
Mediacom Broadband Group
	2,451,512	Term Loan, 6.98%, Maturing January 31, 2015	2,444,619
Mediacom Illinois, LLC
	4,838,750	Term Loan, 7.22%, Maturing January 31, 2015	4,832,053
NTL Investment Holdings, Ltd.
	3,266,856	Term Loan, 7.32%, Maturing March 30, 2012	3,287,274
Persona Communications Corp.
	469,311	Term Loan, 0.00%, Maturing October 12, 2013(3)	472,244
	755,689	Term Loan, 8.12%, Maturing October 12, 2013	760,412
	1,075,000	Term Loan, 11.37%, Maturing April 12, 2014	1,081,719
UGS Corp.
	4,287,591	Term Loan, 7.13%, Maturing March 31, 2012	4,288,482
UPC Broadband Holding B.V.
	1,280,000	Term Loan, 7.64%, Maturing March 31, 2013	1,281,542
	1,280,000	Term Loan, 7.64%, Maturing December 31, 2013	1,281,315
Ypso Holding SA
EUR	2,480,685	Term Loan, 5.84%, Maturing July 28, 2014	3,103,746
EUR	957,340	Term Loan, 5.84%, Maturing July 28, 2014	1,197,790
EUR	1,561,975	Term Loan, 5.84%, Maturing July 28, 2014	1,954,289
			$64,497,901
Chemicals and Plastics — 3.3%
Brenntag Holding GmbH and Co. KG
	$490,909	Term Loan, 8.08%, Maturing December 23, 2013	$496,432
	2,009,091	Term Loan, 8.08%, Maturing December 23, 2013	2,029,182
	1,300,000	Term Loan, 12.08%, Maturing December 23, 2015	1,331,890
Celanese Holdings, LLC
	4,474,373	Term Loan, 7.37%, Maturing June 4, 2011	4,504,736
Gentek, Inc.
	1,593,038	Term Loan, 7.37%, Maturing February 25, 2011	1,601,998
	732,407	Term Loan, 9.62%, Maturing February 28, 2012	739,915
Georgia Gulf Corp.
	1,975,000	Term Loan, 7.32%, Maturing October 3, 2013	1,986,933
Hercules, Inc.
	1,808,848	Term Loan, 6.87%, Maturing October 8, 2010	1,811,335
Huntsman, LLC
	8,054,796	Term Loan, 7.07%, Maturing August 16, 2012	8,059,838
Innophos, Inc.
	396,000	Term Loan, 7.57%, Maturing August 10, 2010	397,856

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Invista B.V.
$3,111,528	Term Loan, 6.88%, Maturing April 29, 2011	$3,112,502
1,649,340	Term Loan, 6.88%, Maturing April 29, 2011	1,649,856
ISP Chemo, Inc.
4,925,250	Term Loan, 7.45%, Maturing February 16, 2013	4,947,236
Kranton Polymers, LLC
2,643,033	Term Loan, 7.38%, Maturing May 12, 2013	2,654,597
Lucite International Group Holdings
279,008	Term Loan, 0.00%, Maturing July 7, 2013(3)	281,365
794,002	Term Loan, 8.07%, Maturing July 7, 2013	800,712
Lyondell Chemical Co.
5,200,000	Term Loan, 7.11%, Maturing August 16, 2013	5,233,041
Mosaic Co.
1,536,600	Term Loan, 6.99%, Maturing February 21, 2012	1,537,752
Nalco Co.
6,248,617	Term Loan, 7.16%, Maturing November 4, 2010	6,273,468
PQ Corp.
1,899,466	Term Loan, 7.38%, Maturing February 10, 2012	1,907,776
Professional Paint, Inc.
972,563	Term Loan, 7.63%, Maturing May 31, 2012	974,386
Rockwood Specialties Group, Inc.
3,757,775	Term Loan, 7.38%, Maturing December 10, 2012	3,779,852
Solo Cup Co.
3,874,427	Term Loan, 8.61%, Maturing February 27, 2011	3,898,945
725,000	Term Loan, 11.37%, Maturing March 31, 2012	744,031
Solutia, Inc.
6,000,000	DIP Loan, 8.96%, Maturing March 31, 2007	6,022,500
Wellman, Inc.
1,250,000	Term Loan, 9.49%, Maturing February 10, 2009	1,256,641
		$68,034,775
Clothing / Textiles — 0.4%
Hanesbrands, Inc.
$2,400,000	Term Loan, 7.68%, Maturing September 5, 2013	$2,423,400
1,125,000	Term Loan, 9.19%, Maturing March 5, 2014	1,154,733
Propex Fabrics, Inc.
1,863,750	Term Loan, 7.63%, Maturing July 31, 2012	1,868,409
St. John Knits International, Inc.
1,421,852	Term Loan, 9.32%, Maturing March 23, 2012	1,414,742
The William Carter Co.
1,340,026	Term Loan, 6.87%, Maturing July 14, 2012	1,339,398
Warnaco, Inc.
995,000	Term Loan, 6.97%, Maturing January 31, 2013	991,269
		$9,191,951

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Conglomerates — 1.7%
	Amsted Industries, Inc.
	$2,252,159	Term Loan, 7.37%, Maturing October 15, 2010	$2,262,012
	Blount, Inc.
	514,541	Term Loan, 7.10%, Maturing August 9, 2010	516,149
	Dundee Holding, Inc.
	2,761,950	Term Loan, 8.57%, Maturing February 17, 2015	2,782,665
	Education Management, LLC
	2,044,875	Term Loan, 7.88%, Maturing June 1, 2013	2,061,234
	Euramax International, Inc.
	731,363	Term Loan, 8.19%, Maturing June 28, 2012	735,934
	501,316	Term Loan, 12.37%, Maturing June 28, 2013	505,076
	248,684	Term Loan, 12.37%, Maturing June 28, 2013	250,549
	Goodman Global Holdings, Inc.
	1,190,893	Term Loan, 7.25%, Maturing December 23, 2011	1,190,396
	Jarden Corp.
	1,222,767	Term Loan, 7.12%, Maturing January 24, 2012	1,223,072
	3,004,435	Term Loan, 7.37%, Maturing January 24, 2012	3,013,589
	Johnson Diversey, Inc.
	3,403,004	Term Loan, 7.97%, Maturing December 16, 2011	3,434,377
	Polymer Group, Inc.
	4,317,375	Term Loan, 7.61%, Maturing November 22, 2012	4,326,368
	PP Acquisition Corp.
EUR	425,000	Term Loan, 6.37%, Maturing November 12, 2011	544,483
	4,318,041	Term Loan, 8.32%, Maturing November 12, 2011	4,352,227
	Rexnord Corp.
	1,800,000	Term Loan, 7.88%, Maturing July 19, 2013	1,812,375
	Sensata Technologies Finance Co.
	3,815,438	Term Loan, 7.13%, Maturing April 27, 2013	3,796,956
	Terex Corp.
	947,625	Term Loan, 7.12%, Maturing July 13, 2013	951,179
			$33,758,641
	Containers and Glass Products — 1.7%
	Bluegrass Container Co.
	$499,657	Term Loan, 7.60%, Maturing June 30, 2013	$504,888
	1,669,906	Term Loan, 7.60%, Maturing June 30, 2013	1,687,388
	224,242	Term Loan, 10.32%, Maturing December 30, 2013	227,291
	700,758	Term Loan, 10.32%, Maturing December 30, 2013	710,284
	Consolidated Container Holding, LLC
	1,221,875	Term Loan, 8.63%, Maturing December 15, 2008	1,227,984
	Crown Americas, Inc.
	700,000	Term Loan, 7.07%, Maturing November 15, 2012	701,969
	Graham Packaging Holdings Co.
	472,595	Term Loan, 7.69%, Maturing October 7, 2011	475,380

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
$4,421,250	Term Loan, 7.73%, Maturing October 7, 2011	$4,447,304
2,142,857	Term Loan, 9.69%, Maturing April 7, 2012	2,163,617
Graphic Packaging International, Inc.
10,792,061	Term Loan, 7.88%, Maturing August 8, 2010	10,929,854
IPG (US), Inc.
1,733,298	Term Loan, 7.64%, Maturing July 28, 2011	1,735,464
Kranson Industries, Inc.
1,125,000	Term Loan, 8.17%, Maturing July 31, 2013	1,131,328
Owens-Brockway Glass Container
2,125,000	Term Loan, 7.07%, Maturing June 14, 2013	2,130,047
Smurfit-Stone Container Corp.
840,428	Term Loan, 4.73%, Maturing November 1, 2011	846,684
3,972,195	Term Loan, 7.66%, Maturing November 1, 2011	4,001,760
2,079,259	Term Loan, 7.67%, Maturing November 1, 2011	2,094,735
		$35,015,977
Cosmetics / Toiletries — 0.3%
American Safety Razor Co.
$1,200,000	Term Loan, 11.72%, Maturing July 31, 2014	$1,224,000
Prestige Brands, Inc.
3,219,175	Term Loan, 7.71%, Maturing April 7, 2011	3,238,625
Revlon Consumer Products Corp.
1,457,560	Term Loan, 11.44%, Maturing July 9, 2010	1,496,429
		$5,959,054
Drugs — 0.2%
Warner Chilcott Corp.
$835,007	Term Loan, 7.87%, Maturing January 18, 2012	$840,375
54,929	Term Loan, 7.87%, Maturing January 18, 2012	55,162
10,986	Term Loan, 7.87%, Maturing January 18, 2012	11,032
3,041,369	Term Loan, 7.93%, Maturing January 18, 2012	3,060,922
		$3,967,491
Ecological Services and Equipment — 0.7%
Alderwoods Group, Inc.
$530,628	Term Loan, 7.32%, Maturing August 19, 2010	$531,401
Allied Waste Industries, Inc.
1,582,106	Term Loan, 5.33%, Maturing January 15, 2012	1,584,826
3,987,169	Term Loan, 7.15%, Maturing January 15, 2012	3,993,110
Duratek, Inc.
778,260	Term Loan, 7.76%, Maturing June 7, 2013	785,313
Energysolutions, LLC
81,761	Term Loan, 7.57%, Maturing June 7, 2013	82,502
1,717,745	Term Loan, 7.76%, Maturing June 7, 2013	1,733,313

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment (continued)
Environmental Systems, Inc.
$965,095	Term Loan, 8.88%, Maturing December 12, 2008	$971,127
1,000,000	Term Loan, 15.37%, Maturing December 12, 2010	1,025,000
IESI Corp.
3,464,706	Term Loan, 7.13%, Maturing January 20, 2012	3,470,121
Sensus Metering Systems, Inc.
803,355	Term Loan, 7.45%, Maturing December 17, 2010	803,355
106,709	Term Loan, 7.50%, Maturing December 17, 2010	106,709
		$15,086,777
Electronics / Electrical — 1.8%
Advanced Micro Devices, Inc.
$3,600,000	Term Loan, 7.57%, Maturing December 31, 2013	$3,600,000
AMI Semiconductor, Inc.
2,396,107	Term Loan, 6.82%, Maturing April 1, 2012	2,388,619
Aspect Software, Inc.
2,650,000	Term Loan, 8.44%, Maturing July 11, 2011	2,660,269
2,350,000	Term Loan, 12.38%, Maturing July 11, 2013	2,359,792
Communications & Power, Inc.
1,465,201	Term Loan, 7.57%, Maturing July 23, 2010	1,471,611
Enersys Capital, Inc.
1,539,562	Term Loan, 7.45%, Maturing March 17, 2011	1,547,260
Epicor Software Corp.
497,500	Term Loan, 7.83%, Maturing March 30, 2012	499,677
Infor Global Solutions Holdings
3,482,857	Term Loan, 9.12%, Maturing July 28, 2012	3,514,057
1,817,143	Term Loan, 9.12%, Maturing July 28, 2012	1,833,421
Network Solutions, LLC
1,166,188	Term Loan, 10.37%, Maturing January 9, 2012	1,180,765
Open Solutions, Inc.
944,828	Term Loan, 7.90%, Maturing September 3, 2011	950,142
1,350,000	Term Loan, 11.90%, Maturing March 3, 2012	1,383,750
Rayovac Corp.
3,878,280	Term Loan, 8.39%, Maturing February 7, 2012	3,894,208
Security Co., Inc.
977,527	Term Loan, 8.63%, Maturing June 28, 2010	984,859
1,500,000	Term Loan, 12.88%, Maturing June 28, 2011	1,518,750
Serena Software, Inc.
750,000	Term Loan, 7.62%, Maturing March 10, 2013	751,219
Telcordia Technologies, Inc.
4,530,877	Term Loan, 8.15%, Maturing September 15, 2012	4,369,464
Vertafore, Inc.
975,000	Term Loan, 11.42%, Maturing January 31, 2013	991,656
		$35,899,519

	Principal Amount	Borrower/Tranche Description	Value
	Equipment Leasing — 0.7%
	Awas Capital, Inc.
	$928,988	Term Loan, 7.19%, Maturing March 22, 2013	$906,924
	3,288,044	Term Loan, 11.44%, Maturing March 22, 2013	3,320,924
	Maxim Crane Works, L.P.
	1,271,376	Term Loan, 7.33%, Maturing January 28, 2010	1,276,143
	The Hertz Corp.
	688,889	Term Loan, 5.39%, Maturing December 21, 2012	694,831
	5,473,319	Term Loan, 7.65%, Maturing December 21, 2012	5,520,527
	United Rentals, Inc.
	565,000	Term Loan, 6.00%, Maturing February 14, 2011	567,531
	1,247,708	Term Loan, 7.32%, Maturing February 14, 2011	1,253,297
			$13,540,177
	Farming / Agriculture — 0.1%
	Central Garden & Pet Co.
	$2,537,250	Term Loan, 6.82%, Maturing February 28, 2014	$2,539,894
			$2,539,894
	Financial Intermediaries — 1.6%
	AIMCO Properties, L.P.
	$7,050,000	Term Loan, 6.91%, Maturing March 23, 2011	$7,067,625
	Ameritrade Holding Corp.
	5,441,506	Term Loan, 6.82%, Maturing December 31, 2012	5,445,473
	Citgo III, Ltd.
	250,000	Term Loan, 8.14%, Maturing August 3, 2013	251,953
	250,000	Term Loan, 8.64%, Maturing August 3, 2014	252,891
	Coinstar, Inc.
	595,897	Term Loan, 7.37%, Maturing July 7, 2011	599,993
	Fidelity National Information Solutions, Inc.
	8,102,085	Term Loan, 7.07%, Maturing March 9, 2013	8,130,215
	IPayment, Inc.
	1,218,875	Term Loan, 7.36%, Maturing May 10, 2013	1,218,875
	LPL Holdings, Inc.
	4,664,750	Term Loan, 8.30%, Maturing June 30, 2013	4,723,787
	Oxford Acquisition III, Ltd.
EUR	1,000,000	Term Loan, 5.72%, Maturing September 20, 2013	1,293,235
	1,650,000	Term loan, 7.69%, Maturing September 20, 2013	1,664,180
	The Macerich Partnership, L.P.
	1,465,000	Term Loan, 6.88%, Maturing April 25, 2010	1,462,253
			$32,110,480

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Food Products — 1.5%
Acosta, Inc.
$3,017,438	Term Loan, 8.08%, Maturing July 28, 2013	$3,048,240
Advantage Sales & Marketing, Inc.
3,631,750	Term Loan, 7.43%, Maturing March 29, 2013	3,621,915
American Seafoods Group, LLC
1,407,559	Term Loan, 7.12%, Maturing September 30, 2011	1,407,119
BF Bolthouse HoldCo, LLC
2,977,500	Term Loan, 7.63%, Maturing December 16, 2012	2,987,424
1,475,000	Term Loan, 10.87%, Maturing December 16, 2013	1,489,750
Chiquita Brands, LLC
3,785,868	Term Loan, 7.62%, Maturing June 28, 2012	3,786,459
Del Monte Corp.
1,796,323	Term Loan, 6.95%, Maturing February 8, 2012	1,801,136
Michael Foods, Inc.
1,767,244	Term Loan, 7.54%, Maturing November 21, 2010	1,771,294
Nutro Products, Inc.
646,750	Term Loan, 7.37%, Maturing April 26, 2013	648,367
Pinnacle Foods Holdings Corp.
5,025,848	Term Loan, 7.37%, Maturing November 25, 2010	5,040,297
QCE Finance, LLC
1,225,000	Term Loan, 11.12%, Maturing November 5, 2013	1,245,213
Reddy Ice Group, Inc.
3,130,000	Term Loan, 7.12%, Maturing August 9, 2012	3,133,913
		$29,981,127
Food Service — 1.1%
AFC Enterprises, Inc.
$777,117	Term Loan, 7.63%, Maturing May 23, 2009	$781,003
Buffets, Inc.
418,182	Term Loan, 4.88%, Maturing June 28, 2009	419,750
1,901,405	Term Loan, 10.75%, Maturing June 28, 2009	1,908,535
Burger King Corp.
2,895,162	Term Loan, 6.88%, Maturing June 30, 2012	2,897,171
Carrols Corp.
531,108	Term Loan, 7.88%, Maturing December 31, 2010	533,631
CBRL Group, Inc.
2,610,517	Term Loan, 6.93%, Maturing April 27, 2013	2,606,601
CKE Restaurants, Inc.
882,609	Term Loan, 7.38%, Maturing May 1, 2010	885,919
Denny's, Inc.
335,306	Term Loan, 8.59%, Maturing September 21, 2009	336,704
Domino's, Inc.
8,444,101	Term Loan, 6.88%, Maturing June 25, 2010	8,451,135

Principal Amount	Borrower/Tranche Description	Value
Food Service (continued)
Jack in the Box, Inc.
$1,458,750	Term Loan, 6.88%, Maturing January 8, 2011	$1,464,677
Maine Beverage Co., LLC
867,187	Term Loan, 7.12%, Maturing June 30, 2010	865,020
NPC International, Inc.
520,833	Term Loan, 7.10%, Maturing May 3, 2013	519,531
Sagittarius Restaurants, LLC
497,500	Term Loan, 7.62%, Maturing March 29, 2013	499,832
		$22,169,509
Food / Drug Retailers — 0.8%
Cumberland Farms, Inc.
$2,075,000	Term Loan, 7.37%, Maturing September 29, 2013	$2,085,375
General Nutrition Centers, Inc.
2,244,345	Term Loan, 8.11%, Maturing December 5, 2009	2,264,685
Giant Eagle, Inc.
2,059,437	Term Loan, 6.90%, Maturing November 7, 2012	2,061,691
Roundy's Supermarkets, Inc.
3,771,500	Term Loan, 8.42%, Maturing November 3, 2011	3,805,915
Sonic Corp.
864,000	Term Loan, 7.32%, Maturing September 22, 2013	867,240
Supervalu, Inc.
1,965,125	Term Loan, 7.19%, Maturing June 1, 2012	1,972,372
The Jean Coutu Group (PJC), Inc.
2,698,180	Term Loan, 7.94%, Maturing July 30, 2011	2,710,376
The Pantry, Inc.
967,688	Term Loan, 7.07%, Maturing January 2, 2012	971,014
		$16,738,668
Forest Products — 1.5%
Appleton Papers, Inc.
$1,998,410	Term Loan, 7.65%, Maturing June 11, 2010	$2,008,402
Boise Cascade Holdings, LLC
6,207,829	Term Loan, 7.11%, Maturing October 29, 2011	6,243,139
Buckeye Technologies, Inc.
539,491	Term Loan, 7.38%, Maturing April 15, 2010	539,940
Georgia-Pacific Corp.
10,694,187	Term Loan, 7.39%, Maturing December 20, 2012	10,761,764
3,250,000	Term Loan, 8.39%, Maturing December 23, 2013	3,295,575
NewPage Corp.
2,393,698	Term Loan, 8.36%, Maturing May 2, 2011	2,423,619

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Forest Products (continued)
RLC Industries Co.
$2,014,113	Term Loan, 6.82%, Maturing February 20, 2010	$2,011,596
Xerium Technologies, Inc.
4,226,244	Term Loan, 7.62%, Maturing May 18, 2012	4,220,961
		$31,504,996
Healthcare — 4.5%
Accellent, Inc.
$1,439,125	Term Loan, 7.40%, Maturing November 22, 2012	$1,442,723
Alliance Imaging, Inc.
2,217,228	Term Loan, 7.94%, Maturing December 29, 2011	2,223,465
American Medical Systems
2,250,000	Term Loan, 7.81%, Maturing July 20, 2012	2,252,813
Ameripath, Inc.
1,741,250	Term Loan, 7.39%, Maturing October 31, 2012	1,744,080
AMN Healthcare, Inc.
508,187	Term Loan, 7.12%, Maturing November 2, 2011	509,935
AMR HoldCo, Inc.
1,206,616	Term Loan, 7.28%, Maturing February 10, 2012	1,208,879
Bushnell Performance Optics
990,238	Term Loan, 8.37%, Maturing August 19, 2011	996,427
Caremore Holdings, Inc.
1,119,375	Term Loan, 8.62%, Maturing February 28, 2013	1,126,022
Community Health Systems, Inc.
11,615,956	Term Loan, 7.15%, Maturing August 19, 2011	11,635,656
Concentra Operating Corp.
4,874,212	Term Loan, 7.62%, Maturing September 30, 2011	4,902,390
Conmed Corp.
1,417,875	Term Loan, 7.32%, Maturing April 13, 2013	1,419,647
CRC Health Corp.
597,000	Term Loan, 7.62%, Maturing February 6, 2013	597,746
Davita, Inc.
9,235,338	Term Loan, 7.43%, Maturing October 5, 2012	9,291,821
DJ Orthopedics, LLC
450,911	Term Loan, 6.88%, Maturing April 7, 2013	450,347
Encore Medical IHC, Inc.
1,432,096	Term Loan, 8.30%, Maturing October 4, 2010	1,435,676
FGX International, Inc.
334,000	Term Loan, 13.14%, Maturing December 9, 2013	317,300
FHC Health Systems, Inc.
1,857,143	Term Loan, 11.40%, Maturing December 18, 2009	1,926,786
1,300,000	Term Loan, 13.40%, Maturing December 18, 2009	1,348,750
Fresenius Medical Care Holdings
4,900,375	Term Loan, 6.75%, Maturing March 31, 2013	4,876,211

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Hanger Orthopedic Group, Inc.
$947,625	Term Loan, 7.87%, Maturing May 30, 2013	$952,166
HealthSouth Corp.
2,793,000	Term Loan, 8.62%, Maturing March 10, 2013	2,807,741
Iasis Healthcare, LLC
1,984,772	Term Loan, 7.62%, Maturing June 16, 2011	1,997,177
Kinetic Concepts, Inc.
2,629,647	Term Loan, 7.12%, Maturing October 3, 2009	2,637,045
La Petite Academy, Inc.
925,000	Term Loan, 10.04%, Maturing August 21, 2012	931,359
Leiner Health Products, Inc.
1,099,688	Term Loan, 8.88%, Maturing May 27, 2011	1,106,102
Lifecare Holdings, Inc.
965,250	Term Loan, 7.57%, Maturing August 11, 2012	891,650
Lifepoint Hospitals, Inc.
5,647,698	Term Loan, 6.95%, Maturing April 15, 2012	5,629,343
Magellan Health Services, Inc.
277,778	Term Loan, 5.20%, Maturing August 15, 2008	278,472
243,056	Term Loan, 7.17%, Maturing August 15, 2008	243,663
Matria Healthcare, Inc.
600,000	Term Loan, 12.15%, Maturing January 19, 2007	612,000
1,280,676	Term Loan, 7.63%, Maturing January 19, 2012	1,284,679
Medcath Holdings Corp.
200,226	Term Loan, 7.86%, Maturing July 2, 2011	200,414
Multiplan Merger Corp.
1,586,324	Term Loan, 7.85%, Maturing April 12, 2013	1,590,289
National Mentor Holdings, Inc.
81,200	Term Loan, 5.32%, Maturing June 29, 2013	81,606
1,365,378	Term Loan, 7.87%, Maturing June 29, 2013	1,372,205
National Rental Institutes, Inc.
2,144,625	Term Loan, 7.59%, Maturing March 31, 2013	2,147,306
PER-SE Technologies, Inc.
1,239,080	Term Loan, 7.57%, Maturing January 6, 2013	1,246,438
Quintiles Transnational Corp.
1,243,750	Term Loan, 7.37%, Maturing March 31, 2013	1,245,149
2,225,000	Term Loan, 9.37%, Maturing March 31, 2014	2,265,675
Renal Advantage, Inc.
396,123	Term Loan, 7.89%, Maturing October 5, 2012	399,341
Select Medical Holding Corp.
2,043,875	Term Loan, 7.15%, Maturing February 24, 2012	2,008,491
Sunrise Medical Holdings, Inc.
2,999,773	Term Loan, 8.89%, Maturing May 13, 2010	2,992,273
Talecris Biotherapeutics, Inc.
1,177,075	Term Loan, 8.64%, Maturing March 31, 2010	1,182,960
437,500	Term Loan, 8.89%, Maturing May 31, 2010	437,500

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Healthcare (continued)
	Vanguard Health Holding Co., LLC
	$2,242,868	Term Loan, 7.87%, Maturing September 23, 2011	$2,247,775
	Ventiv Health, Inc.
	942,857	Term Loan, 6.87%, Maturing October 5, 2011	939,911
	VWR International, Inc.
	2,307,917	Term Loan, 7.63%, Maturing April 7, 2011	2,314,410
			$91,749,814
	Home Furnishings — 0.7%
	Grohe Holding GMBH
EUR	1,000,000	Term Loan, 5.78%, Maturing July 14, 2012	$1,278,282
EUR	1,000,000	Term Loan, 6.06%, Maturing July 14, 2013	1,283,990
	Interline Brands, Inc.
	1,008,342	Term Loan, 7.11%, Maturing June 23, 2013	1,010,233
	1,310,845	Term Loan, 7.12%, Maturing June 23, 2013	1,313,303
	Knoll, Inc.
	1,679,191	Term Loan, 7.12%, Maturing October 3, 2012	1,689,162
	National Bedding Co., LLC
	1,050,000	Term Loan, 10.37%, Maturing August 31, 2012	1,059,844
	Oreck Corp.
	1,825,625	Term Loan, 8.12%, Maturing February 2, 2012	1,827,337
	Simmons Co.
	3,795,769	Term Loan, 7.17%, Maturing December 19, 2011	3,824,830
			$13,286,981
	Industrial Equipment — 0.6%
	Aearo Technologies, Inc.
	$500,000	Term Loan, 11.87%, Maturing September 24, 2013	$507,500
	Alliance Laundry Holdings, LLC
	496,628	Term Loan, 7.57%, Maturing January 27, 2012	500,197
	Colfax Corp.
	2,267,365	Term Loan, 7.38%, Maturing May 30, 2009	2,280,119
	Douglas Dynamics Holdings, Inc.
	1,738,428	Term Loan, 7.12%, Maturing December 16, 2010	1,734,082
	Flowserve Corp.
	2,340,688	Term Loan, 6.88%, Maturing August 10, 2012	2,345,441
	Gleason Corp.
	850,000	Term Loan, 7.91%, Maturing June 30, 2013	856,375
	400,000	Term Loan, 10.94%, Maturing December 31, 2013	405,000
	MTD Products, Inc.
	977,500	Term Loan, 6.88%, Maturing June 1, 2010	970,169

	Principal Amount	Borrower/Tranche Description	Value
	Industrial Equipment (continued)
	Nacco Materials Handling Group, Inc.
	$997,500	Term Loan, 7.36%, Maturing March 22, 2013	$996,253
	TFS Acquisition Corp.
	900,000	Term Loan, 8.92%, Maturing August 11, 2013	906,750
			$11,501,886
	Insurance — 0.8%
	ARG Holding, Inc.
	$1,240,625	Term Loan, 8.38%, Maturing November 30, 2011	$1,246,053
	2,625,000	Term Loan, 12.62%, Maturing November 30, 2012	2,657,813
	CCC Information Serivices Group
	1,350,000	Term Loan, 7.87%, Maturing February 10, 2013	1,357,594
	Conseco, Inc.
	3,675,000	Term Loan, 7.32%, Maturing October 10, 2013	3,688,781
	Hilb, Rogal & Hobbs Co.
	796,000	Term Loan, 6.87%, Maturing April 26, 2013	796,332
	U.S.I. Holdings Corp.
	300,000	Term Loan, 0.00%, Maturing March 24, 2011(3)	301,500
	5,819,331	Term Loan, 7.69%, Maturing March 24, 2011	5,848,427
			$15,896,500
	Leisure Goods / Activities / Movies — 4.3%
	24 Hour Fitness Worldwide, Inc.
	$2,009,900	Term Loan, 7.99%, Maturing June 8, 2012	$2,024,974
	Alliance Atlantis Communications, Inc.
	707,230	Term Loan, 6.87%, Maturing December 31, 2011	707,967
	AMC Entertainment, Inc.
	2,257,938	Term Loan, 7.45%, Maturing January 26, 2013	2,278,695
	AMF Bowling Worldwide, Inc.
	1,067,702	Term Loan, 8.43%, Maturing August 27, 2009	1,076,377
	Augustus 2, Ltd.
GBP	1,600,000	Term Loan, 7.53%, Maturing June 22, 2014	3,059,229
GBP	1,600,000	Term Loan, 8.03%, Maturing June 22, 2015	3,074,487
	Butterfly Wendel US, Inc.
	387,500	Term Loan, 8.15%, Maturing June 22, 2013	392,889
	387,500	Term Loan, 7.90%, Maturing June 22, 2014	390,951
	Carmike Cinemas, Inc.
	2,977,387	Term Loan, 8.65%, Maturing May 19, 2012	3,009,641
	Cedar Fair, L.P.
	498,750	Term Loan, 7.82%, Maturing August 31, 2011	501,555
	4,014,938	Term Loan, 7.87%, Maturing August 30, 2012	4,063,554
	Cinemark, Inc.
	4,825,000	Term Loan, 7.32%, Maturing October 5, 2013	4,860,811

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Leisure Goods / Activities / Movies (continued)
	Dave & Buster's, Inc.
	$995,000	Term Loan, 7.88%, Maturing March 8, 2013	$1,002,463
	997,500	Term Loan, 7.94%, Maturing March 8, 2013	1,004,981
	Deluxe Entertainment Services
	1,100,000	Term Loan, 5.27%, Maturing January 28, 2011	1,083,500
	Easton-Bell Sports, Inc.
	1,492,500	Term Loan, 7.12%, Maturing March 16, 2012	1,496,231
	Fender Musical Instruments Co.
	1,330,000	Term Loan, 11.38%, Maturing October 1, 2012	1,343,300
	Metro-Goldwyn-Mayer Holdings, Inc.
	10,820,625	Term Loan, 8.62%, Maturing April 8, 2012	10,699,856
	Red Football, Ltd.
GBP	4,750,000	Term Loan, 7.58%, Maturing August 16, 2014	9,124,557
GBP	4,750,000	Term Loan, 7.83%, Maturing August 16, 2015	9,169,854
	Regal Cinemas Corp.
	5,350,000	Term Loan, 7.12%, Maturing November 10, 2010	5,348,566
	Six Flags Theme Parks, Inc.
	8,150,492	Term Loan, 8.66%, Maturing June 30, 2009	8,250,466
	Southwest Sports Group, LLC
	1,450,000	Term Loan, 7.88%, Maturing December 22, 2010	1,450,454
	Universal City Development Partners, Ltd.
	2,912,921	Term Loan, 7.39%, Maturing June 9, 2011	2,925,665
	WMG Acquisition Corp.
	900,000	Revolving Loan, 0.00%, Maturing February 28, 2010(3)	875,475
	7,052,097	Term Loan, 7.37%, Maturing February 28, 2011	7,086,920
			$86,303,418
	Lodging and Casinos — 1.7%
	Ameristar Casinos, Inc.
	$1,191,000	Term Loan, 6.90%, Maturing November 10, 2012	$1,192,489
	Bally Technologies, Inc.
	5,811,545	Term Loan, 9.33%, Maturing September 5, 2009	5,832,130
	Boyd Gaming Corp.
	2,888,066	Term Loan, 6.87%, Maturing June 30, 2011	2,892,398
	CCM Merger, Inc.
	2,605,785	Term Loan, 7.38%, Maturing April 25, 2012	2,607,088
	Columbia Entertainment Co.
	1,697,143	Term Loan, 7.82%, Maturing October 24, 2011	1,705,629
	Globalcash Access, LLC
	734,834	Term Loan, 9.00%, Maturing March 10, 2010	734,834
	Isle of Capri Casinos, Inc.
	4,460,748	Term Loan, 7.18%, Maturing February 4, 2012	4,477,476
	Penn National Gaming, Inc.
	7,845,750	Term Loan, 7.13%, Maturing October 3, 2012	7,896,747

Principal Amount	Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Pinnacle Entertainment, Inc.
$2,800,000	Term Loan, 7.32%, Maturing December 14, 2011	$2,810,850
Venetian Casino Resort, LLC
4,104,268	Term Loan, 7.12%, Maturing June 15, 2011	4,119,019
846,241	Term Loan, 7.12%, Maturing June 15, 2011	849,283
		$35,117,943
Nonferrous Metals / Minerals — 1.1%
Alpha Natural Resources, LLC
$2,927,875	Term Loan, 7.12%, Maturing October 26, 2012	$2,935,651
Carmeuse Lime, Inc.
687,788	Term Loan, 7.19%, Maturing May 2, 2011	687,788
CII Carbon, LLC
496,231	Term Loan, 7.44%, Maturing August 23, 2012	497,472
Compass Minerals Group, Inc.
1,814,429	Term Loan, 6.88%, Maturing December 22, 2012	1,817,265
Magnequench International, Inc.
1,563,500	Term Loan, 8.88%, Maturing August 31, 2009	1,567,409
Magnum Coal Co.
245,455	Term Loan, 8.57%, Maturing March 15, 2013	246,375
2,442,273	Term Loan, 8.62%, Maturing March 15, 2013	2,451,431
Murray Energy Corp.
965,300	Term Loan, 8.40%, Maturing January 28, 2010	974,953
Novelis, Inc.
1,304,545	Term Loan, 7.72%, Maturing January 6, 2012	1,310,340
2,267,372	Term Loan, 7.72%, Maturing January 6, 2012	2,277,443
Stillwater Mining Co.
4,867,431	Term Loan, 7.63%, Maturing June 30, 2007	4,891,768
Tube City IMS Corp.
2,000,000	Term Loan, 11.37%, Maturing October 26, 2011	2,005,000
		$21,662,895
Oil and Gas — 1.4%
Citgo Petroleum Corp.
$1,980,304	Term Loan, 6.68%, Maturing November 15, 2012	$1,983,191
Coffeyville Resources, LLC
400,601	Term Loan, 5.27%, Maturing June 24, 2011	403,555
593,428	Term Loan, 7.63%, Maturing July 8, 2012	597,803
850,000	Term Loan, 12.13%, Maturing June 24, 2013	877,094
Concho Resources, Inc.
2,842,875	Term Loan, 9.37%, Maturing July 6, 2011(4)	2,834,062
Dynegy Holdings, Inc.
1,000,000	Term Loan, 7.15%, Maturing January 31, 2012	1,000,625

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
El Paso Corp.
$1,750,000	Term Loan, 5.33%, Maturing July 31, 2011	$1,763,906
Epco Holdings, Inc.
1,011,143	Term Loan, 7.13%, Maturing August 18, 2008	1,013,987
3,796,650	Term Loan, 7.37%, Maturing August 18, 2010	3,822,752
Key Energy Services, Inc.
1,000,000	Term Loan, 5.37%, Maturing June 30, 2012	1,004,688
1,369,650	Term Loan, 9.19%, Maturing June 30, 2012	1,377,997
LB Pacific, L.P.
1,573,550	Term Loan, 8.07%, Maturing March 3, 2012	1,577,484
Primary Natural Resources, Inc.
1,990,000	Term Loan, 9.35%, Maturing July 28, 2010(4)	1,983,831
Targa Resources, Inc.
1,885,000	Term Loan, 7.62%, Maturing October 31, 2007	1,887,650
1,602,972	Term Loan, 7.62%, Maturing October 31, 2012	1,612,990
3,305,658	Term Loan, 7.63%, Maturing October 31, 2012	3,326,318
W&T Offshore, Inc.
1,275,000	Term Loan, 7.65%, Maturing May 26, 2010	1,283,766
		$28,351,699
Publishing — 1.9%
American Media Operations, Inc.
$3,825,000	Term Loan, 8.37%, Maturing January 31, 2013	$3,853,290
CBD Media, LLC
1,219,960	Term Loan, 7.70%, Maturing December 31, 2009	1,230,126
Dex Media East, LLC
3,998,766	Term Loan, 6.92%, Maturing May 8, 2009	3,991,268
Dex Media West, LLC
6,715,638	Term Loan, 6.88%, Maturing March 9, 2010	6,698,466
Gatehouse Media Operating, Inc.
2,178,158	Term Loan, 7.57%, Maturing June 6, 2013	2,183,603
Hanley-Wood, LLC
165,144	Term Loan, 7.61%, Maturing August 1, 2012	165,247
1,386,532	Term Loan, 7.69%, Maturing August 1, 2012	1,387,398
MediaNews Group, Inc.
1,271,813	Term Loan, 7.07%, Maturing August 2, 2013	1,274,197
Merrill Communications, LLC
1,470,490	Term Loan, 7.59%, Maturing February 9, 2009	1,476,004
Nebraska Book Co., Inc.
927,350	Term Loan, 7.88%, Maturing March 4, 2011	931,407
Philadelphia Newspapers, LLC
1,097,250	Term Loan, 8.12%, Maturing June 29, 2013	1,093,135
R.H. Donnelley Corp.
420,757	Term Loan, 6.62%, Maturing December 31, 2009	417,714
4,881,659	Term Loan, 6.89%, Maturing June 30, 2010	4,867,761

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Source Media, Inc.
$2,576,462	Term Loan, 7.61%, Maturing November 8, 2011	$2,590,954
SP Newsprint Co.
1,305,204	Term Loan, 5.32%, Maturing January 9, 2010	1,311,730
152,461	Term Loan, 8.48%, Maturing January 9, 2010	153,224
Sun Media Corp.
2,526,039	Term Loan, 7.13%, Maturing February 7, 2009	2,531,829
Yell Group, PLC
3,425,000	Term Loan, 7.32%, Maturing February 10, 2013	3,445,444
		$39,602,797
Radio and Television — 2.5%
Adams Outdoor Advertising, L.P.
$2,293,390	Term Loan, 7.13%, Maturing October 15, 2011	$2,299,841
ALM Media Holdings, Inc.
1,143,701	Term Loan, 7.87%, Maturing March 4, 2010	1,144,773
Block Communications, Inc.
2,084,250	Term Loan, 7.37%, Maturing December 22, 2011	2,090,763
Cequel Communications, LLC
1,000,000	Term Loan, 7.62%, Maturing November 5, 2013	999,375
2,175,000	Term Loan, 9.99%, Maturing May 5, 2014	2,168,429
3,888,842	Term Loan, 11.49%, Maturing May 5, 2014	3,865,346
CMP KC, LLC
993,094	Term Loan, 9.31%, Maturing May 5, 2013	994,335
CMP Susquehanna Corp.
1,805,732	Term Loan, 7.40%, Maturing May 5, 2013	1,810,812
Cumulus Media, Inc.
1,895,250	Term Loan, 7.45%, Maturing June 7, 2013	1,906,504
DirecTV Holdings, LLC
4,188,791	Term Loan, 6.82%, Maturing April 13, 2013	4,194,978
Emmis Operating Co.
1,238,889	Term Loan, 9.00%, Maturing November 10, 2011	1,241,764
Entravision Communications Corp.
1,822,250	Term Loan, 6.87%, Maturing September 29, 2013	1,823,578
Gray Television, Inc.
1,662,438	Term Loan, 6.88%, Maturing November 22, 2015	1,661,696
HEI Acquisition, LLC
725,000	Term Loan, 8.38%, Maturing December 31, 2011	725,000
HIT Entertainment, Inc.
1,980,000	Term Loan, 7.62%, Maturing March 20, 2012	1,987,425
Intelsat Subsuduary Holding Co.
1,300,000	Term Loan, 7.62%, Maturing July 3, 2013	1,309,953
NEP Supershooters, L.P.
1,916,927	Term Loan, 13.37%, Maturing August 3, 2011	1,945,681

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Nexstar Broadcasting, Inc.
$2,145,591	Term Loan, 7.12%, Maturing October 1, 2012	$2,140,898
2,033,513	Term Loan, 7.12%, Maturing October 1, 2012	2,029,066
NextMedia Operating, Inc.
308,423	Term Loan, 7.32%, Maturing November 15, 2012	308,076
137,077	Term Loan, 7.32%, Maturing November 15, 2012	136,923
PanAmSat Corp.
3,250,000	Term Loan, 7.87%, Maturing January 3, 2014	3,280,921
Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 10.50%, Maturing October 6, 2013	610,313
Paxson Communications Corp.
3,250,000	Term Loan, 8.62%, Maturing January 15, 2012	3,308,906
Raycom TV Broadcasting, LLC
3,423,130	Term Loan, 6.88%, Maturing August 28, 2013	3,403,875
SFX Entertainment
1,811,313	Term Loan, 7.62%, Maturing June 21, 2013	1,812,445
Young Broadcasting, Inc.
2,363,837	Term Loan, 8.00%, Maturing November 3, 2012	2,361,991
		$51,563,667
Rail Industries — 0.4%
Kansas City Southern Railway Co.
$3,391,500	Term Loan, 7.11%, Maturing March 30, 2008	$3,398,564
Railamerica, Inc.
4,049,727	Term Loan, 7.44%, Maturing September 29, 2011	4,071,244
478,745	Term Loan, 7.44%, Maturing September 29, 2011	481,289
		$7,951,097
Retailers (Except Food and Drug) — 1.4%
American Achievement Corp.
$1,761,776	Term Loan, 7.68%, Maturing March 25, 2011	$1,774,990
Amscan Holdings, Inc.
1,840,750	Term Loan, 8.32%, Maturing December 23, 2012	1,855,706
Coinmach Laundry Corp.
4,536,230	Term Loan, 7.91%, Maturing December 19, 2012	4,577,623
FTD, Inc.
922,688	Term Loan, 7.35%, Maturing July 28, 2013	926,724
Harbor Freight Tools USA, Inc.
2,687,998	Term Loan, 7.22%, Maturing July 15, 2010	2,689,006
Home Interiors & Gifts, Inc.
1,036,768	Term Loan, 10.39%, Maturing March 31, 2011	762,025
Josten's Corp.
2,244,210	Term Loan, 7.37%, Maturing October 4, 2011	2,257,769

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Mapco Express, Inc.
$2,437,540	Term Loan, 8.07%, Maturing April 28, 2011	$2,460,391
Movie Gallery, Inc.
534,744	Term Loan, 10.62%, Maturing April 27, 2011	501,620
Neiman Marcus Group, Inc.
1,780,063	Term Loan, 7.64%, Maturing April 5, 2013	1,796,196
Oriental Trading Co., Inc.
1,150,000	Term Loan, 11.47%, Maturing January 31, 2013	1,154,792
2,169,563	Term Loan, 8.18%, Maturing July 31, 2013	2,174,535
Savers, Inc.
456,853	Term Loan, 8.16%, Maturing August 11, 2012	459,994
543,147	Term Loan, 8.16%, Maturing August 11, 2012	546,881
Travelcenters of America, Inc.
3,682,175	Term Loan, 7.11%, Maturing November 30, 2008	3,687,352
		$27,625,604
Steel — 0.1%
Gibraltar Industries, Inc.
$608,601	Term Loan, 7.13%, Maturing December 8, 2010	$608,220
John Maneely Co.
532,211	Term Loan, 8.37%, Maturing March 24, 2013	537,700
		$1,145,920
Surface Transport — 0.4%
Gainey Corp.
$1,022,438	Term Loan, 8.16%, Maturing April 20, 2012	$1,032,023
Horizon Lines, LLC
962,838	Term Loan, 7.62%, Maturing July 7, 2011	967,351
Laidlaw International, Inc.
399,000	Term Loan, 7.12%, Maturing July 31, 2013	402,574
1,197,000	Term Loan, 7.12%, Maturing July 31, 2013	1,207,723
Ozburn-Hessey Holding Co., LLC
598,231	Term Loan, 8.78%, Maturing August 9, 2012	598,979
Sirva Worldwide, Inc.
1,599,342	Term Loan, 11.61%, Maturing December 1, 2010	1,478,893
Vanguard Car Rental USA
1,963,500	Term Loan, 8.35%, Maturing June 14, 2013	1,980,190
		$7,667,733
Telecommunications — 2.2%
Alaska Communications Systems Holdings, Inc.
$2,100,000	Term Loan, 7.12%, Maturing February 1, 2012	$2,101,575

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

	Principal Amount	Borrower/Tranche Description	Value
	Telecommunications (continued)
	Asurion Corp.
	$1,709,069	Term Loan, 8.32%, Maturing July 13, 2012	$1,718,683
	1,200,000	Term Loan, 11.58%, Maturing January 13, 2013	1,215,750
	BCM Luxembourg, Ltd.
EUR	1,375,000	Term Loan, 5.93%, Maturing September 30, 2014	1,754,641
EUR	1,375,000	Term Loan, 6.31%, Maturing September 30, 2015	1,767,147
	Cellular South, Inc.
	2,227,215	Term Loan, 7.14%, Maturing May 4, 2011	2,229,304
	Centennial Cellular Operating Co., LLC
	3,533,773	Term Loan, 7.62%, Maturing February 9, 2011	3,564,694
	Cincinnati Bell, Inc.
	742,500	Term Loan, 6.93%, Maturing August 31, 2012	742,384
	Consolidated Communications, Inc.
	3,648,439	Term Loan, 7.38%, Maturing July 27, 2015	3,659,841
	Crown Castle Operating Co.
	1,246,875	Term Loan, 7.65%, Maturing June 1, 2014	1,253,109
	Fairpoint Communications, Inc.
	3,200,000	Term Loan, 7.13%, Maturing February 8, 2012	3,198,749
	Hawaiian Telcom Communications, Inc.
	1,100,089	Term Loan, 7.62%, Maturing October 31, 2012	1,103,527
	Iowa Telecommunications Services
	3,208,000	Term Loan, 7.12%, Maturing November 23, 2011	3,215,353
	IPC Acquisition Corp.
	875,000	Term Loan, 7.87%, Maturing September 29, 2013	881,198
	500,000	Term Loan, 11.87%, Maturing September 29, 2014	503,750
	Madison River Capital, LLC
	1,297,831	Term Loan, 7.62%, Maturing July 29, 2012	1,305,740
	NTelos, Inc.
	1,788,192	Term Loan, 7.57%, Maturing August 24, 2011	1,796,239
	Stratos Global Corp.
	1,275,000	Term Loan, 8.11%, Maturing February 13, 2012	1,276,062
	Triton PCS, Inc.
	4,518,300	Term Loan, 8.57%, Maturing November 18, 2009	4,561,599
	Westcom Corp.
	806,800	Term Loan, 8.29%, Maturing December 17, 2010	808,312
	1,000,000	Term Loan, 12.54%, Maturing May 17, 2011	1,006,875
	Windstream Corp.
	5,525,000	Term Loan, 7.12%, Maturing July 17, 2013	5,560,520
			$45,225,052
	Utilities — 1.5%
	Astoria Generating Co.
	$185,068	Term Loan, 7.32%, Maturing February 23, 2012	$186,528
	1,101,427	Term Loan, 7.39%, Maturing February 23, 2013	1,110,118
	1,250,000	Term Loan, 9.14%, Maturing August 23, 2013	1,270,573

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
BRSP, LLC
$2,500,000	Term Loan, 8.58%, Maturing July 13, 2009	$2,512,500
Cellnet Technology, Inc.
675,982	Term Loan, 8.37%, Maturing April 26, 2012	681,897
Cogentrix Delaware Holdings, Inc.
781,055	Term Loan, 6.87%, Maturing April 14, 2012	782,926
Covanta Energy Corp.
1,188,943	Term Loan, 5.37%, Maturing June 24, 2012	1,200,337
849,868	Term Loan, 7.62%, Maturing May 27, 2013	858,013
568,750	Term Loan, 10.87%, Maturing June 24, 2013	580,125
La Paloma Generating Co., LLC
189,321	Term Loan, 7.07%, Maturing August 16, 2012	188,848
1,086,457	Term Loan, 7.12%, Maturing August 16, 2012	1,083,741
85,640	Term Loan, 7.12%, Maturing August 16, 2012	85,426
LSP General Finance Co., LLC
138,127	Term Loan, 7.12%, Maturing April 14, 2013	138,156
3,247,721	Term Loan, 7.12%, Maturing April 14, 2013	3,248,396
Mirant North America, LLC.
1,389,500	Term Loan, 7.07%, Maturing January 3, 2013	1,389,996
NRG Energy, Inc.
2,225,000	Term Loan, 7.37%, Maturing February 1, 2013	2,238,148
9,576,875	Term Loan, 7.37%, Maturing February 1, 2013	9,638,722
Pike Electric, Inc.
803,500	Term Loan, 6.88%, Maturing July 1, 2012	803,667
605,349	Term Loan, 6.88%, Maturing December 10, 2012	605,475
Vulcan Energy Corp.
1,969,609	Term Loan, 6.90%, Maturing July 23, 2010	1,973,302
		$30,576,894
Total Senior Floating Rate Interests (identified cost $1,185,483,994)		$1,187,106,445
Mortgage Pass-Throughs — 45.3%
Principal Amount (000's omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,352	5.134%, with maturity at 2025(5)	$1,346,965
1,278	6.00%, with maturity at 2026	1,301,666
42,982	6.50%, with various maturities to 2025	44,452,098
117,394	7.00%, with various maturities to 2031(6)	121,675,983
917	7.13%, with maturity at 2023	967,627
55,715	7.50%, with various maturities to 2029	59,187,759
1,313	7.65%, with maturity at 2022	1,403,887
233	7.70%, with maturity at 2022	250,253

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
$24,849	8.00%, with various maturities to 2030	$26,871,585
1,072	8.25%, with maturity at 2020	1,162,932
2,173	8.30%, with maturity at 2020	2,361,965
23,083	8.50%, with various maturities to 2031	25,256,894
133	8.75%, with maturity at 2010	136,568
8,727	9.00%, with various maturities to 2031	9,589,211
6,795	9.50%, with various maturities to 2025	7,583,368
1,139	10.00%, with maturity at 2020	1,270,381
1,128	10.50%, with maturity at 2020	1,267,486
1,578	12.00%, with maturity at 2020	1,775,491
79	13.00%, with maturity at 2015	92,167
		$307,954,286
	Federal National Mortgage Assn.:
$8,677	5.358%, with maturity at 2036(5)	$8,675,515
17,988	5.50%, with maturity at 2014(6)	18,064,367
4,072	6.00%, with various maturities to 2026	4,109,244
25,516	6.322%, with maturity at 2032(5)(6)	25,985,369
84,234	6.50%, with various maturities to 2031	86,630,533
964	6.75%, with maturity at 2023	1,001,772
6,310	6.838%, with maturity at 2022(5)	6,440,078
94,822	7.00%, with various maturities to 2029	98,670,279
20,008	7.50%, with various maturities to 2031	21,290,469
17,572	8.00%, with various maturities to 2029	18,908,428
94	8.25%, with maturity at 2018	101,354
4,357	8.431%, with maturity at 2027(5)	4,777,606
18,807	8.50%, with various maturities to 2028	20,576,164
2,190	8.656%, with maturity at 2028	2,394,716
1,304	8.779%, with maturity at 2029(5)	1,442,166
1,947	8.785%, with maturity at 2027(5)	2,136,484
20,343	9.00%, with various maturities to 2027	22,444,894
871	9.358%, with maturity at 2024(5)	945,932
12,675	9.50%, with various maturities to 2030	14,166,657
1,420	9.568%, with maturity at 2018(5)	1,586,367
2,257	10.00%, with various maturities to 2020	2,530,870
2,366	10.216%, with maturity at 2025(5)	2,645,832
2,731	10.339%, with maturity at 2019(5)	3,014,512
2,213	10.50%, with maturity at 2021	2,481,994
936	11.50%, with maturity at 2016	1,052,549
56	12.50%, with maturity at 2011	61,675
		$372,135,826
	Government National Mortgage Assn.:
$6,114	6.00%, with maturity at 2024	$6,231,789
11,538	7.00%, with various maturities to 2025	12,127,873
10,709	7.50%, with various maturities to 2028	11,467,796
37,410	8.00%, with various maturities to 2027	40,380,563
1,253	8.30%, with maturity at 2020	1,360,698

Principal Amount (000's omitted)	Security	Value
$2,660	8.50%, with various maturities to 2022	$2,919,388
12,032	9.00%, with various maturities to 2026	13,378,971
17,362	9.50%, with various maturities to 2026	19,506,884
1,187	10.00%, with maturity at 2019	1,338,182
		$108,712,144
	Collateralized Mortgage Obligations:
$3,754	Federal Home Loan Mortgage Corp., Series 1497, Class K, 7.00%, 4/15/23	$3,848,241
6,115	Federal Home Loan Mortgage Corp., Series 1529, Class Z, 7.00%, 6/15/23	6,282,159
5,149	Federal Home Loan Mortgage Corp., Series 1620, Class Z, 6.00%, 11/15/23	5,240,315
724	Federal Home Loan Mortgage Corp., Series 1720, Class PJ, 7.25%, 1/15/24	733,207
834	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	865,515
6,633	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29	7,029,214
3,485	Federal Home Loan Mortgage Corp., Series 2198, Class ZA, 8.50%, 11/15/29	3,808,605
20,946	Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, 8/15/27(6)	22,219,634
3,081	Federal Home Loan Mortgage Corp., Series 24, Class J, 6.25%, 11/25/23	3,124,169
667	Federal National Mortgage Assn., Series 1988-14, Class I, 9.20%, 6/25/18	721,792
652	Federal National Mortgage Assn., Series 1989-1, Class D, 10.30%, 1/25/19	716,605
1,318	Federal National Mortgage Assn., Series 1989-34, Class Y, 9.85%, 7/25/19	1,468,751
871	Federal National Mortgage Assn., Series 1990-17, Class G, 9.00%, 2/25/20	949,199
375	Federal National Mortgage Assn., Series 1990-27, Class Z, 9.00%, 3/25/20	410,082
353	Federal National Mortgage Assn., Series 1990-29, Class J, 9.00%, 3/25/20	387,151
1,631	Federal National Mortgage Assn., Series 1990-43, Class Z, 9.50%, 4/25/20	1,810,005
563	Federal National Mortgage Assn., Series 1991-98, Class J, 8.00%, 8/25/21	604,318
332	Federal National Mortgage Assn., Series 1992-103, Class Z, 7.50%, 6/25/22	350,607
612	Federal National Mortgage Assn., Series 1992-113, Class Z, 7.50%, 7/25/22	641,400
1,162	Federal National Mortgage Assn., Series 1992-185, Class ZB, 7.00%, 10/25/22	1,210,081
4,549	Federal National Mortgage Assn., Series 1992-77, Class ZA, 8.00%, 5/25/22	4,837,124
2,985	Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, 2/25/23	3,140,055

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
$2,271	Federal National Mortgage Assn., Series 1993-22, Class PM, 7.40%, 2/25/23	$2,377,369
3,483	Federal National Mortgage Assn., Series 1993-25, Class J, 7.50%, 3/25/23	3,680,015
6,872	Federal National Mortgage Assn., Series 1993-30, Class PZ, 7.50%, 3/25/23	7,214,990
1,064	Federal National Mortgage Assn., Series 1993-56, Class PZ, 7.00%, 5/25/23	1,106,520
10,261	Federal National Mortgage Assn., Series 1994-45, Class Z, 6.50%, 2/25/24	10,520,635
5,139	Federal National Mortgage Assn., Series 1994-89, Class ZQ, 8.00%, 7/25/24	5,530,162
5,199	Federal National Mortgage Assn., Series 1996-57, Class Z, 7.00%, 12/25/26	5,421,502
2,968	Federal National Mortgage Assn., Series 1997-77, Class Z, 7.00%, 11/18/27	3,092,515
2,742	Federal National Mortgage Assn., Series 2001-37, Class GA, 8.00%, 7/25/16	2,865,565
1,997	Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, 7/25/23	2,081,940
1,012	Federal National Mortgage Assn., Series G92-44, Class Z, 8.00%, 7/25/22	1,072,431
1,647	Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, 7/25/22	1,742,900
4,137	Federal National Mortgage Assn., Series G92-60, Class Z, 7.00%, 10/25/22	4,275,822
9,000	Government National Mortgage Assn., Series 2002-45, Class PG, 6.00%, 3/17/32	9,083,577
1,054	Government National Mortgage Assn., Series 2005-72, Class E, 12.00%, 11/16/15	1,216,559
		$131,680,731.00
Total Mortgage Pass-Throughs (identified cost $929,488,639)		$920,482,987
Corporate Bonds & Notes — 48.0%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.3%
Argo Tech Corp., Sr. Notes
$2,230	9.25%, 6/1/11	$2,324,775
Armor Holdings, Inc., Sr. Sub. Notes
1,895	8.25%, 8/15/13	1,970,800
DRS Technologies, Inc., Sr. Sub. Notes
875	7.625%, 2/1/18	899,062
		$5,194,637

Principal Amount (000's omitted)	Security	Value
Automotive — 3.7%
Altra Industrial Motion, Inc.
$2,460	9.00%, 12/1/11	$2,521,500
Commercial Vehicle Group, Inc., Sr. Notes
1,100	8.00%, 7/1/13	1,072,500
Ford Motor Credit Co.
2,120	6.625%, 6/16/08	2,080,759
9,165	7.375%, 10/28/09	8,926,802
4,355	7.875%, 6/15/10	4,252,945
Ford Motor Credit Co., Sr. Notes
8,055	9.875%, 8/10/11	8,331,214
Ford Motor Credit Co., Variable Rate
10,995	8.466%, 11/2/07	11,150,425
General Motors Acceptance Corp.
2,160	5.125%, 5/9/08	2,122,155
1,075	5.85%, 1/14/09	1,060,444
435	7.00%, 2/1/12	438,429
9,665	8.00%, 11/1/31	10,384,762
Tenneco Automotive, Global Shares, Series B
11,805	10.25%, 7/15/13	12,985,500
Tenneco Automotive, Inc., Sr. Sub. Notes
2,680	8.625%, 11/15/14	2,713,500
TRW Automotive, Inc., Sr. Notes
2,230	9.375%, 2/15/13	2,400,037
TRW Automotive, Inc., Sr. Sub. Notes
3,900	11.00%, 2/15/13	4,299,750
United Components, Inc., Sr. Sub. Notes
990	9.375%, 6/15/13	1,004,850
		$75,745,572
Brokers / Dealers / Investment Houses — 0.3%
Residential Capital Corp., Sub. Notes, Variable Rate
$5,390	7.204%, 4/17/09(7)	$5,402,785
		$5,402,785
Building and Development — 1.5%
Dayton Superior Corp., Sr. Notes
$2,975	10.75%, 9/15/08	$3,094,000
General Cable Corp., Sr. Notes
2,520	9.50%, 11/15/10	2,696,400
Mueller Group, Inc., Sr. Sub. Notes
1,707	10.00%, 5/1/12	1,869,165
Mueller Holdings, Inc., Disc. Notes, (0.00% until 2009)
991	14.75%, 4/15/14	877,035

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Building and Development (continued)
Nortek, Inc., Sr. Sub. Notes
$9,670	8.50%, 9/1/14	$9,283,200
Panolam Industries International, Sr. Sub. Notes
3,420	10.75%, 10/1/13(7)	3,505,500
RMCC Acquisition Co., Sr. Sub. Notes
8,170	9.50%, 11/1/12(7)	8,496,800
Stanley-Martin Co.
870	9.75%, 8/15/15	693,825
		$30,515,925
Business Equipment and Services — 1.7%
Activant Solutions, Inc., Sr. Sub. Notes
$1,070	9.50%, 5/1/16(7)	$1,000,450
Affinion Group, Inc.
1,065	10.125%, 10/15/13(7)	1,134,225
1,490	11.50%, 10/15/15(7)	1,560,775
Hydrochem Industrial Services, Inc., Sr. Sub Notes
2,620	9.25%, 2/15/13(7)	2,613,450
Knowledge Learning Center, Sr. Sub. Notes
2,200	7.75%, 2/1/15(7)	2,095,500
Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 2/15/09	4,757,812
Norcross Safety Products, LLC/ Norcross Capital Corp., Sr. Sub. Notes, Series B
5,100	9.875%, 8/15/11	5,431,500
Safety Products Holdings, Inc., Sr. Notes (PIK)
6,500	11.75%, 1/1/12	6,795,319
Sungard Data Systems, Inc.
3,060	9.125%, 8/15/13	3,190,050
596	10.25%, 8/15/15	627,290
Sungard Data Systems, Inc., Variable Rate
1,100	9.973%, 8/15/13	1,149,500
Xerox Corp., Sr. Notes
1,855	7.125%, 6/15/10	1,931,519
1,485	7.625%, 6/15/13	1,559,250
		$33,846,640
Cable and Satellite Television — 2.7%
Adelphia Communications Corp.
$2,500	10.25%, 6/15/11(2)	$2,031,250
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
4,545	9.87%, 4/1/09	4,783,612
CCH I, LLC/CCH I Capital Co.
1,020	11.00%, 10/1/15	988,125

Principal Amount (000's omitted)	Security	Value
Cable and Satellite Television (continued)
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
$10,295	8.75%, 11/15/13	$10,526,637
CSC Holdings, Inc., Series B
4,545	8.125%, 8/15/09	4,709,756
CSC Holdings, Inc., Sr. Notes
2,970	7.875%, 12/15/07	3,018,262
2,105	8.125%, 7/15/09	2,181,306
CSC Holdings, Inc., Sr. Notes, Series B
380	7.625%, 4/1/11	385,225
Insight Communications, Sr. Disc. Notes
16,450	12.25%, 2/15/11	17,395,875
Kabel Deutschland GMBH
1,955	10.625%, 7/1/14(7)	2,123,619
Mediacom Broadband Corp., LLC, Sr. Notes
2,665	8.50%, 10/15/15(7)	2,674,994
National Cable, PLC
1,480	9.125%, 4/15/14	1,563,250
UGS Corp.
3,130	10.00%, 6/1/12	3,396,050
		$55,777,961
Chemicals and Plastics — 3.1%
BCP Crystal Holdings Corp., Sr. Sub. Notes
$3,172	9.625%, 6/15/14	$3,497,130
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
3,357	10.50%, 10/1/14	2,836,665
Equistar Chemical, Sr. Notes
8,235	10.625%, 5/1/11	8,852,625
Hexion U.S. Finance/Nova Scotia Finance
1,550	9.00%, 7/15/14	1,751,500
Huntsman International
3,691	9.875%, 3/1/09	3,843,254
Huntsman, LLC
4,426	11.625%, 10/15/10	4,901,795
IMC Global, Inc.
6,775	11.25%, 6/1/11	7,189,969
Ineos Group Holdings PLC
5,975	8.50%, 2/15/16(7)	5,780,812
Koppers, Inc.
1,252	9.875%, 10/15/13	1,358,420
Lyondell Chemical Co.
995	11.125%, 7/15/12	1,082,062
Lyondell Chemical Co., Sr. Notes
1,892	10.50%, 6/1/13	2,090,660

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Chemicals and Plastics (continued)
Nova Chemicals Corp., Sr. Notes, Variable Rate
$2,145	8.405%, 11/15/13	$2,193,262
OM Group, Inc.
11,180	9.25%, 12/15/11	11,711,050
Polyone Corp., Sr. Notes
3,185	10.625%, 5/15/10	3,431,837
685	8.875%, 5/1/12	698,700
Reichhold Industries, Inc., Sr. Notes
1,460	9.00%, 8/15/14(7)	1,460,000
Rockwood Specialties Group, Sr. Sub. Notes
991	10.625%, 5/15/11	1,067,802
		$63,747,543
Clothing / Textiles — 2.1%
Levi Strauss & Co., Sr. Notes
$8,860	12.25%, 12/15/12	$9,923,200
1,055	9.75%, 1/15/15	1,123,575
4,165	8.875%, 4/1/16	4,300,362
Levi Strauss & Co., Sr. Notes, Variable Rate
4,735	10.122%, 4/1/12	4,906,644
Oxford Industries, Inc., Sr. Notes
12,565	8.875%, 6/1/11	12,957,656
Perry Ellis International, Inc., Sr. Sub. Notes
6,170	8.875%, 9/15/13	6,216,275
Phillips Van-Heusen, Sr. Notes
1,700	7.25%, 2/15/11	1,721,250
2,500	8.125%, 5/1/13	2,618,750
		$43,767,712
Conglomerates — 0.9%
Amsted Industries, Inc., Sr. Notes
$7,150	10.25%, 10/15/11(7)	$7,722,000
Education Management, LLC, Sr. Notes
3,045	8.75%, 6/1/14(7)	3,136,350
Education Management, LLC, Sr. Sub. Notes
4,240	10.25%, 6/1/16(7)	4,420,200
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
3,398	8.329%, 6/15/12	3,457,465
		$18,736,015
Containers and Glass Products — 0.5%
Berry Plastics Holding Corp.
$1,645	8.875%, 9/15/14(7)	$1,669,675

Principal Amount (000's omitted)	Security	Value
Containers and Glass Products (continued)
Berry Plastics Holding Corp., Variable Rate
$1,230	9.265%, 9/15/14(7)	$1,249,987
Intertape Polymer US, Inc., Sr. Sub. Notes
3,220	8.50%, 8/1/14	2,914,100
Pliant Corp. (PIK)
4,769	11.625%, 6/15/09	5,203,673
		$11,037,435
Cosmetics / Toiletries — 0.1%
Samsonite Corp., Sr. Sub. Notes
$1,075	8.875%, 6/1/11	$1,131,437
		$1,131,437
Ecological Services and Equipment — 0.2%
Waste Services, Inc., Sr. Sub. Notes
$4,085	9.50%, 4/15/14(7)	$4,207,550
		$4,207,550
Electronics / Electrical — 0.4%
Avago Technologies Finance, Sr. Notes
$1,485	10.125%, 12/1/13(7)	$1,581,525
CPI Holdco, Inc., Sr. Notes, Variable Rate
1,320	11.298%, 2/1/15	1,379,400
NXP BV/NXP Funding, LLC
1,025	8.118%, 10/15/13(7)	1,039,094
NXP BV/NXP Funding, LLC, Sr. Notes
5,120	9.50%, 10/15/15(7)	5,190,400
		$9,190,419
Equipment Leasing — 0.5%
The Hertz Corp., Sr. Sub. Notes
$5,835	8.875%, 1/1/14(7)	$6,126,750
United Rentals North America, Inc.
4,115	6.50%, 2/15/12	4,032,700
		$10,159,450
Financial Intermediaries — 0.4%
Alzette, Variable Rate
$750	8.636%, 12/15/20(7)	$771,562
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.35%, 2/24/19(7)	764,595
Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.324%, 4/15/19(7)	1,016,007

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries (continued)
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
$1,000	7.424%, 1/15/19(7)	$1,018,505
Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
974	7.854%, 8/11/16(7)	989,904
Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.89%, 3/8/17	1,055,867
Centurion CDO 9 Ltd., Series 2005-9A
500	9.35%, 7/17/19	518,497
Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	7.926%, 7/30/16(7)	1,540,872
Sonata Securities S.A., Series 2006-5
750	8.999%, 6/27/07	755,325
Sonata Securities S.A., Series 2006-6
750	8.999%, 6/27/07	755,182
		$9,186,316
Food Products — 0.7%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$5,315	11.50%, 11/1/11	$4,663,912
Nutro Products, Inc., Sr. Notes, Variable Rate
865	9.40%, 10/15/13(7)	893,112
Pierre Foods, Inc., Sr. Sub. Notes
3,225	9.875%, 7/15/12	3,305,625
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
4,705	8.25%, 12/1/13	4,740,287
		$13,602,936
Food Service — 0.5%
Buffets, Inc.
$2,445	12.50%, 11/1/14(7)	$2,469,450
EPL Finance Corp., Sr. Notes
2,835	11.75%, 11/15/13(7)	3,033,450
NPC International, Inc., Sr. Sub. Notes
3,820	9.50%, 5/1/14(7)	3,886,850
		$9,389,750
Food / Drug Retailers — 0.8%
General Nutrition Centers, Inc.
$1,085	8.625%, 1/15/11	$1,125,687
Rite Aid Corp.
3,350	7.125%, 1/15/07	3,370,937
9,707	6.125%, 12/15/08(7)	9,512,860
3,190	8.125%, 5/1/10	3,237,850
		$17,247,334

Principal Amount (000's omitted)	Security	Value
Forest Products — 2.4%
Domtar, Inc.
$3,705	7.125%, 8/1/15	$3,556,800
Georgia-Pacific Corp.
15,225	9.50%, 12/1/11	16,633,312
JSG Funding PLC, Sr. Notes
17,860	9.625%, 10/1/12	18,998,575
NewPage Corp.
4,565	10.00%, 5/1/12(7)	4,804,662
NewPage Corp., Variable Rate
1,545	11.739%, 5/1/12	1,676,325
Stone Container Corp.
2,570	7.375%, 7/15/14	2,374,037
		$48,043,711
Healthcare — 2.8%
Accellent, Inc.
$4,795	10.50%, 12/1/13	$5,034,750
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,270	10.00%, 2/15/15	4,600,925
CDRV Investors, Inc., Sr. Disc. Notes, (0.00% until 2010)
3,690	9.625%, 1/1/15	2,878,200
Concentra Operating Corp., Sr. Notes
7,000	9.50%, 8/15/10	7,350,000
Encore Medical IHC, Inc.
3,030	9.75%, 10/1/12	3,416,325
HCA, Inc.
465	8.75%, 9/1/10	470,812
Inverness Medical Innovations, Inc., Sr. Sub. Notes
3,175	8.75%, 2/15/12	3,143,250
Multiplan, Inc., Sr. Sub. Notes
3,110	10.375%, 4/15/16(7)	3,125,550
National Mentor Holdings, Inc., Sr. Sub. Notes
2,130	11.25%, 7/1/14(7)	2,247,150
Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,160,000
Service Corp. International, Sr. Notes
1,110	8.00%, 6/15/17(7)	1,076,700
1,970	7.625%, 10/1/18(7)	2,034,025
Triad Hospitals, Inc., Sr. Notes
2,120	7.00%, 5/15/12	2,114,700
Triad Hospitals, Inc., Sr. Sub. Notes
2,530	7.00%, 11/15/13	2,473,075

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Healthcare (continued)
US Oncology, Inc.
$2,205	9.00%, 8/15/12	$2,295,956
5,350	10.75%, 8/15/14	5,911,750
VWR International, Inc., Sr. Sub. Notes
5,540	8.00%, 4/15/14	5,720,050
		$56,053,218
Home Furnishings — 0.2%
Interline Brands, Inc., Sr. Sub. Notes
$1,475	8.125%, 6/15/14	$1,515,562
Steinway Musical Instruments, Sr. Notes
1,745	7.00%, 3/1/14(7)	1,718,825
		$3,234,387
Industrial Equipment — 1.7%
Case New Holland, Inc., Sr. Notes
$9,430	9.25%, 8/1/11	$10,054,737
6,485	7.125%, 3/1/14	6,566,062
Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15(7)	2,278,500
Dresser, Inc.
13,145	9.375%, 4/15/11	13,703,663
Manitowoc Co., Inc. (The)
975	10.50%, 8/1/12	1,057,875
		$33,660,837
Leisure Goods / Activities / Movies — 2.2%
AMC Entertainment, Inc., Sr. Sub. Notes
$4,450	9.875%, 2/1/12	$4,622,438
AMC Entertainment, Inc., Variable Rate
650	9.655%, 8/15/10	674,375
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13(7)	2,175,425
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	10.12%, 4/1/12(7)	3,984,938
Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
5,965	12.00%, 8/15/14(7)	4,697,438
Six Flags Theme Parks, Inc., Sr. Notes
3,080	9.625%, 6/1/14	2,833,600
Universal City Developement Partners, Sr. Notes
16,215	11.75%, 4/1/10	17,552,738
Universal City Florida Holding, Sr. Notes, Variable Rate
8,605	10.239%, 5/1/10	8,895,419
		$45,436,371

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos — 3.4%
CCM Merger, Inc.
$2,620	8.00%, 8/1/13(7)	$2,538,125
Chukchansi EDA, Sr. Notes, Variable Rate
3,080	8.78%, 11/15/12(7)	3,203,200
Galaxy Entertainment Finance
1,600	9.875%, 12/15/12(7)	1,700,000
Greektown Holdings, LLC, Sr. Notes
2,215	10.75%, 12/1/13(7)	2,353,438
Host Hotels & Resorts L.P., Sr. Notes
2,030	6.875%, 11/1/14(7)	2,047,763
Inn of the Mountain Gods, Sr. Notes
4,840	12.00%, 11/15/10	5,203,000
Las Vegas Sands Corp.
3,165	6.375%, 2/15/15	2,990,925
Majestic HoldCo, LLC, (0.00% until 2008)
1,540	12.50%, 10/15/11(7)	1,001,000
Majestic Star Casino, LLC
2,545	9.50%, 10/15/10	2,583,175
2,380	9.75%, 1/15/11(7)	2,189,600
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
1,335	8.00%, 4/1/12	1,398,413
OED Corp./Diamond Jo, LLC
5,115	8.75%, 4/15/12	5,134,181
San Pasqual Casino
3,405	8.00%, 9/15/13(7)	3,490,125
Station Casinos, Inc.
560	7.75%, 8/15/16	578,200
Station Casinos, Inc., Sr. Notes
1,050	6.00%, 4/1/12	1,006,688
Trump Entertainment Resorts, Inc.
16,880	8.50%, 6/1/15	16,605,700
Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15(7)	3,532,688
Turning Stone Resort Casinos, Sr. Notes
830	9.125%, 9/15/14(7)	848,675
Waterford Gaming, LLC, Sr. Notes
8,357	8.625%, 9/15/12(7)	8,900,205
Wynn Las Vegas, LLC
1,210	6.625%, 12/1/14	1,191,850
		$68,496,951

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Nonferrous Metals / Minerals — 0.4%
Alpha Natural Resources, Sr. Notes
$1,370	10.00%, 6/1/12	$1,479,600
FMG Finance PTY, Ltd.
2,105	10.625%, 9/1/16(7)	2,083,950
Novelis, Inc., Sr. Notes
4,445	8.00%, 2/15/15(7)	4,267,200
		$7,830,750
Oil and Gas — 3.0%
Allis-Chalmers Energy, Inc., Sr. Notes
$4,935	9.00%, 1/15/14(7)	$4,947,338
Clayton Williams Energy, Inc.
1,325	7.75%, 8/1/13(7)	1,228,938
Copano Energy, LLC, Sr. Notes
760	8.125%, 3/1/16	777,100
Dynegy Holdings, Inc.
2,165	8.375%, 5/1/16(7)	2,235,363
El Paso Corp., Sr. Notes
2,305	9.625%, 5/15/12(7)	2,570,075
El Paso Production Holding Co.
500	7.75%, 6/1/13	515,000
Encore Acquisition Co., Sr. Sub. Notes
1,730	7.25%, 12/1/17	1,673,775
Giant Industries
850	8.00%, 5/15/14	924,375
Inergy L.P./Finance, Sr. Notes
3,980	6.875%, 12/15/14(7)	3,870,550
Kinder Morgan Finance Co.
3,135	5.35%, 1/5/11	3,064,654
Ocean Rig Norway AS, Sr. Notes
2,155	8.375%, 7/1/13(7)	2,281,606
Parker Drilling Co., Sr. Notes
1,930	9.625%, 10/1/13	2,108,525
Petrohawk Energy Corp., Sr. Notes
8,800	9.125%, 7/15/13(7)	9,020,000
Quicksilver Resoures, Inc.
2,295	7.125%, 4/1/16	2,180,250
Semgroup L.P., Sr. Notes
5,990	8.75%, 11/15/15(7)	6,064,875
Sesi, LLC, Sr. Notes
660	6.875%, 6/1/14(7)	658,350
Sonat, Inc.
5,000	7.625%, 7/15/11	5,200,000
Stewart & Stevenson, LLC, Sr. Notes
2,115	10.00%, 7/15/14(7)	2,152,013

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
United Refining Co., Sr. Notes
$6,530	10.50%, 8/15/12	$6,823,850
VeraSun Energy Corp.
3,360	9.875%, 12/15/12(7)	3,544,800
		$61,841,437
Publishing — 1.2%
American Media Operations, Inc., Series B
$6,220	10.25%, 5/1/09	$5,924,550
CBD Media, Inc., Sr. Sub. Notes
1,335	8.625%, 6/1/11	1,343,344
Dex Media West, LLC, Sr. Sub. Notes
4,565	9.875%, 8/15/13	4,981,556
Houghton Mifflin Co., Sr. Sub. Notes
5,035	9.875%, 2/1/13	5,418,919
MediaNews Group, Inc., Sr. Sub. Notes
1,070	6.875%, 10/1/13	999,113
R.H. Donnelley Corp., Sr. Disc. Notes
2,315	6.875%, 1/15/13	2,190,569
4,175	6.875%, 1/15/13	3,950,594
		$24,808,645
Radio and Television — 1.5%
Advanstar Communications, Inc.
$8,550	10.75%, 8/15/10	$9,244,688
CanWest Media, Inc.
2,156	8.00%, 9/15/12	2,191,210
Lamar Media Corp., Sr. Sub. Notes
1,450	6.625%, 8/15/15(7)	1,402,875
LBI Media, Inc.
1,820	10.125%, 7/15/12	1,945,125
Rainbow National Services, LLC, Sr. Notes
1,805	8.75%, 9/1/12(7)	1,906,531
Rainbow National Services, LLC, Sr. Sub. Debs.
6,490	10.375%, 9/1/14(7)	7,252,575
Sirius Satellite Radio, Sr. Notes
5,650	9.625%, 8/1/13	5,537,000
XM Satellite Radio, Inc.
410	9.75%, 5/1/14	391,550
		$29,871,554
Rail Industries — 0.0%
Kansas City Southern Railway Co.
$1,035	9.50%, 10/1/08	$1,093,219
		$1,093,219

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Retailers (Except Food and Drug) — 2.1%
Amscan Holdings, Inc., Sr. Sub. Notes
$1,775	8.75%, 5/1/14	$1,686,250
Autonation, Inc., Variable Rate
1,500	7.374%, 4/15/13	1,518,750
Bon-Ton Department Stores, Inc.
3,485	10.25%, 3/15/14	3,550,344
GameStop Corp.
13,885	8.00%, 10/1/12	14,475,113
GameStop Corp., Variable Rate
4,105	9.247%, 10/1/11	4,289,725
Michaels Stores, Inc., Sr. Notes
2,440	10.00%, 11/1/14(7)	2,455,250
Michaels Stores, Inc., Sr. Sub. Notes
2,040	11.375%, 11/1/16(7)	2,052,750
Neiman Marcus Group, Inc.
5,375	9.00%, 10/15/15	5,791,563
3,430	10.375%, 10/15/15	3,768,713
Penny (JC) Co., Inc.
1,875	8.00%, 3/1/10	2,015,261
Toys "R" US
1,045	7.375%, 10/15/18	786,363
		$42,390,082
Steel — 0.6%
AK Steel Corp.
$2,470	7.875%, 2/15/09	$2,491,613
2,000	7.75%, 6/15/12	2,010,000
Ispat Inland ULC, Sr. Notes
2,102	9.75%, 4/1/14	2,357,401
RathGibson, Inc., Sr. Notes
4,720	11.25%, 2/15/14(7)	4,932,400
		$11,791,414
Surface Transport — 0.3%
H-Lines Finance Holding, Sr. Disc. Notes, (0.00% until 2008)
$1,531	11.00%, 4/1/13(7)	$1,389,383
Horizon Lines, LLC
3,967	9.00%, 11/1/12(7)	4,165,350
		$5,554,733

Principal Amount (000's omitted)	Security	Value
Telecommunications — 3.6%
Alamosa Delaware, Inc., Sr. Notes
$6,230	11.00%, 7/31/10	$6,799,702
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes
2,820	10.125%, 6/15/13	3,038,550
Digicel, Ltd., Sr. Notes
3,225	9.25%, 9/1/12(7)	3,362,063
Intelsat Bermuda, Ltd.
3,560	9.25%, 6/15/16(7)	3,818,100
Intelsat Bermuda, Ltd., Sr. Notes
15,690	5.25%, 11/1/08	15,258,525
Intelsat Bermuda, Ltd., Sr. Notes, Variable Rate
6,455	10.484%, 1/15/12	6,576,031
IWO Escrow Co., Variable Rate
575	9.124%, 1/15/12(7)	590,813
Qwest Capital Funding, Inc.
1,855	7.00%, 8/3/09	1,885,144
Qwest Communications International, Inc.
6,540	7.50%, 2/15/14	6,703,500
Qwest Communications International, Inc., Sr. Notes
670	7.50%, 11/1/08	683,400
Qwest Corp.
2,000	8.875%, 3/15/12	2,210,000
Qwest Corp., Sr. Notes
1,615	7.875%, 9/1/11	1,717,956
1,940	7.625%, 6/15/15	2,051,550
Qwest Corp., Sr. Notes, Variable Rate
1,645	8.64%, 6/15/13	1,780,713
Rogers Wireless, Inc., Variable Rate
1,314	8.515%, 12/15/10	1,345,208
Telemig Celular SA/Amazonia Celular SA
1,755	8.75%, 1/20/09(7)	1,849,331
UbiquiTel Operating Co., Sr. Notes
3,995	9.875%, 3/1/11	4,344,563
West Corp., Sr. Notes
5,080	9.50%, 10/15/14(7)	5,092,700
West Corp., Sr. Sub. Notes
610	11.00%, 10/15/16(7)	614,575
Windstream Corp., Sr. Notes
3,140	8.125%, 8/1/13(7)	3,367,650
635	8.625%, 8/1/16(7)	688,181
		$73,778,255

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Utilities — 2.2%
AES Corp., Sr. Notes
$6,000	9.50%, 6/1/09	$6,457,500
4,005	8.75%, 5/15/13(7)	4,320,394
5,445	9.00%, 5/15/15(7)	5,887,406
Mission Energy Holding Co.
3,290	13.50%, 7/15/08	3,684,800
NGC Corp.
4,395	7.625%, 10/15/26	4,109,325
NRG Energy, Inc.
1,465	7.25%, 2/1/14	1,485,144
NRG Energy, Inc., Sr. Notes
2,015	7.375%, 2/1/16	2,042,706
Orion Power Holdings, Inc., Sr. Notes
12,415	12.00%, 5/1/10	14,153,100
Reliant Energy, Inc.
1,775	9.25%, 7/15/10	1,846,000
		$43,986,375
Total Corporate Bonds & Notes (identified cost $947,593,229)		$975,759,356
Convertible Bonds — 0.3%
Principal Amount	Security	Value
Aerospace and Defense — 0.2%
$3,540,000	L-3 Communications Corp.(7)	$3,686,025
		$3,686,025
Radio and Television — 0.1%
$1,065,000	XM Satellite Radio Holdings, Inc.	$871,969
2,100,000	XM Satellite Radio, Inc.(7)	1,719,375
		$2,591,344
Total Convertible Bonds (identified cost $6,689,526)		$6,277,369

Common Stocks — 0.5%
Shares	Security	Value
Containers and Glass Products — 0.2%
142,857	Archor Glass Container Corp.	$3,949,996
		$3,949,996
Lodging and Casinos — 0.3%
331,790	Trump Entertaintment Resorts, Inc.(8)	$6,745,291
		$6,745,291
Total Common Stocks (identified cost $9,733,636)		$10,695,287
Convertible Preferred Stocks — 0.1%
Shares	Security	Value
11,070	Chesapeake Energy Corp., 4.50%	$1,109,546
10,058	Crown Castle International Corp., (PIK)	556,962
Total Convertible Preferred Stocks (identified cost $1,554,502)		$1,666,508

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 1.3%
Principal Amount	Maturity Date	Borrower	Rate	Amount
$3,020,000	11/01/06	Investors Bank and Trust
		Company Time Deposit	5.31%	$3,020,000
22,448,000	11/01/06	Societe Generale Time Deposit	5.31%	22,448,000
Total Short-Term Investments (at amortized cost $25,468,000)				$25,468,000
Gross Investments — 154.0% (identified cost $3,106,011,526)				$3,127,455,952
Less Unfunded Loan Commitments — (0.2)%				$(4,121,935)
Net Investments — 153.8% (identified cost $3,101,889,591)				$3,123,334,017
Other Assets, Less Liabilities — (14.4)%				$(291,964,649)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.4)%				$(800,359,764)
Net Assets Applicable to Common Shares — 100.0%				$2,031,009,604

EUR - Euro

GBP - British Pound

PIK - Payment In Kind.

REIT - Real Estate Investment Trust

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)  Unfunded loan commitments. See Note 1E for description.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Adjustable rate mortgage.

(6)  All or a portion of these securities were on loan at October 31, 2006.

(7)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, the aggregate value of the securities is $265,516,425 or 13.1% of the Fund's net assets.

(8)  Non-income producing security.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of October 31, 2006

Assets
Investments, at value including $317,999,540 of securities on loan (identified cost, $3,101,889,591)	$3,123,334,017
Cash	1,424,941
Foregn currency, at value (identified cost, $1,226)	1,239
Receivable for investments sold	4,216,310
Dividends and interest receivable	38,515,472
Receivable for open swap contracts	96,569
Prepaid expenses	123,745
Total assets	$3,167,712,293
Liabilities
Collateral for securities loaned	$325,907,909
Payable for investments purchased	8,049,596
Payable to affiliate for investment advisory fees	1,472,355
Payable for open forward foreign currency contracts	387,654
Payable to affiliate for Trustees' fees	2,532
Accrued expenses	522,879
Total liabilities	$336,342,925
Auction preferred shares (32,000 shares outstanding) at liquidation value plus cumulative unpaid dividends	$800,359,764
Net assets applicable to common shares	$2,031,009,604
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 111,883,735 shares issued and outstanding	$1,118,837
Additional paid-in capital	2,124,744,589
Accumulated net realized loss (computed on the basis of identified cost)	(124,990,823)
Accumulated undistributed net investment income	8,977,886
Net unrealized appreciation (computed on the basis of identified cost)	21,159,115
Net assets applicable to common shares	$2,031,009,604
Net Asset Value Per Common Share
($2,031,009,604 ÷ 111,883,735 common shares issued and outstanding)	$18.15

Statement of Operations

For the Six Months Ended October 31, 2006

Investment Income
Interest	$97,784,840
Dividends	40,618
Security lending income, net	6,833,507
Total investment income	$104,658,965
Expenses
Investment adviser fee	$11,819,962
Trustees' fees and expenses	15,084
Preferred shares remarketing agent fee	1,008,219
Custodian fee	347,357
Legal and accounting services	123,098
Printing and postage	44,838
Transfer and dividend disbursing agent fees	33,573
Miscellaneous	96,249
Total expenses	$13,488,380
Deduct — Reduction of custodian fee	$21,203
Reduction of investment adviser fee	3,151,990
Total expense reductions	$3,173,193
Net expenses	$10,315,187
Net investment income	$94,343,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$2,075,581
Swap contracts	24,533
Foreign currency and forward foreign currency exchange contract transactions	73,506
Net realized gain	$2,173,620
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,688,129
Swap contracts	70,079
Foreign currency and forward foreign currency exchange contracts	(381,880)
Net change in unrealized appreciation (depreciation)	$1,376,328
Net realized and unrealized gain	$3,549,948
Distributions to preferred shareholders
From net investment income	(19,841,909)
Net increase in net assets from operations	$78,051,817

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended October 31, 2006 (Unaudited)	Year Ended April 30, 2006
From operations —
Net investment income	$94,343,778	$169,026,613
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	2,173,620	29,419
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	1,376,328	5,151,062
Distributions to preferred shareholders From net investment income	(19,841,909)	(29,792,823)
Net increase in net assets from operations	$78,051,817	$144,414,271
Distributions to common shareholders — From net investment income	$(84,586,585)	$(169,151,522)
Total distributions to common shareholders	$(84,586,585)	$(169,151,522)
Capital share transactions — Reinvestment of distributions to common shareholders	$1,797,252	$—
Net increase in net assets from capital share transactions	$1,797,252	$—
Net decrease in net assets	$(4,737,516)	$(24,737,251)
Net Assets Applicable to Common Shares
At beginning of period	$2,035,747,120	$2,060,484,371
At end of period	$2,031,009,604	$2,035,747,120
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$8,977,886	$7,292,474

Statement of Cash Flows

Increase (Decrease) in Cash	Six Months Ended October 31, 2006 (Unaudited)
Cash Flows From (Used For) Operating Activities — Purchase of investments	$(763,306,280)
Proceeds from sales of investments and principal repayments	724,719,084
Interest and dividends received, including net securities lending income	111,734,178
Prepaid expenses	(39,959)
Facilities fees received	316,710
Operating expenses paid	(10,261,247)
Net decrease of short-term investments	1,584,000
Swap contract transactions	(45,546)
Foreign currency transactions	461,160
Proceeds of collateral for securities loaned, net	21,355,505
Decrease in unfunded commitments	(991,361)
Net cash from operating activities	$85,526,244
Cash Flows From (Used For) Financing Activities — Cash distributions paid	$(102,679,702)
Net cash used for financing activities	$(102,679,702)
Net increase (decrease) in cash	$(17,153,458)
Cash at beginning of year	$18,579,638
Cash at end of year(1)	$1,426,180
Reconciliation of Net Increase (Decrease) in Net Assets From Operations to Net Cash From Operating Activities
Net increase in net assets from operations	$78,051,817
Distributions to preferred shareholders	19,841,909
Decrease in receivable for investments sold	10,911,004
Increase in interest and dividends receivable	(2,130,130)
Increase in prepaid expenses	(39,959)
Increase in payable to affiliate	53,947
Increase in receivable for swaps	(70,079)
Decrease in accrued expenses	(7)
Increase in foreign currency transactions	387,654
Increase in collateral for securities loaned	21,355,505
Decrease in unfunded commitments	(991,361)
Decrease in payable for investments purchased	(7,365,795)
Net increase in investments	(34,478,261)
Net cash from operating activities	$85,526,244

(1)  Balance includes foreign currency, at value.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended October 31, 2006	Year Ended April 30,
	(Unaudited)(1)	2006(1)	2005(1)		2004(1)(2)
Net asset value — Beginning of period (Common shares)	$18.210	$18.430	$19.070		$19.100	(3)
Income (loss) from operations
Net investment income	$0.844 (4)	$1.512 (4)	$1.373	(4)	$1.061	(4)
Net realized and unrealized gain (loss)	0.030 (4)	0.048 (4)	(0.254	)(4)	0.426	(4)
Distributions to preferred shareholders from net investment income	(0.177)	(0.267)	(0.153)		(0.075)
Total income from operations	$0.697	$1.293	$0.966		$1.412
Less distributions to common shareholders
From net investment income	$(0.757)	$(1.513)	$(1.606)		$(1.345)
Total distributions to common shareholders	$(0.757)	$(1.513)	$(1.606)		$(1.345)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$—		$(0.011)
Preferred Shares underwriting discounts	$—	$—	$—		$(0.086)
Net asset value — End of period (Common shares)	$18.150	$18.210	$18.430		$19.070
Market value — End of period (Common shares)	$18.210	$17.090	$17.690		$17.810
Total Investment Return on Net Asset Value(5)	4.01%	7.72%	5.29%		7.22	%(6)
Total Investment Return on Market Value(5)	11.19%	5.32%	8.22%		0.13	%(6)

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended October 31, 2006		Year Ended April 30,
	(Unaudited)(1)		2006(1)	2005(1)	2004(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$2,031,010		$2,035,747	$2,060,484	$2,118,909
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(7)	1.02	%(8)	1.00%	1.01%	0.93	%(8)
Expenses after custodian fee reduction(7)	1.02	%(8)	1.00%	1.01%	0.93	%(8)
Net investment income(7)	9.29	%(8)	8.27%	7.29%	6.02	%(8)
Portfolio Turnover	23%		53%	60%	72%
† The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average net assets applicable to common and preferred shares):
Expenses before custodian fee reduction(7)	0.73	%(8)	0.72%	0.71%	0.67	%(8)
Expenses after custodian fee reduction(7)	0.73	%(8)	0.72%	0.71%	0.67	%(8)
Net investment income(7)	6.65	%(8)	5.94%	5.16%	4.37	%(8)
Senior Securities:
Total preferred shares outstanding	32,000		32,000	32,000	38,000
Asset coverage per preferred share(9)	$88,480		$88,630	$89,395	$80,762
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, May 30, 2003, to April 30, 2004.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.

(4)  For Federal Income tax purposes, net investment income per share was $0.948, $1.807, $1.699 and $1.531, respectively, and net realized and unrealized loss per share was $0.074, $0.247, $0.580 and $0.044, respectively. Computed using average common shares outstanding.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(7)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(8)  Annualized.

(9)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(10)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as a closed-end management investment company. The Fund was organized as a Massachusetts business trust on March 12, 2003. The Fund's investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities; senior, secured floating rate loans made to corporate and other business entities (Senior Loans); and corporate bonds of below investment grade quality (Non-Investment Grade Bonds). The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt securities (including collateralized mortgage obligations and certain MBS) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned 30-year fixed rate MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value.

Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan-and interests in similar Senior Loans and the market environment, and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a Fund based on information available to such managers. The portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio manager of Limited

Eaton Vance Limited Duration Income Fund as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Duration Income Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Limited Duration Income Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less are valued at amortized cost, which approximates value. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts and options thereon listed on commodity exchanges are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Investments for which reliable market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or, at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At April 30, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $96,210,018 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on April 30, 2012 ($26,481,368), April 30, 2013 ($40,885,552) and April 30, 2014 ($28,843,098).

At April 30, 2006, net capital losses of $9,204,069 attributable to security transactions incurred after October 31, 2005, are treated as arising on the first day of the Fund's taxable year ending April 30, 2007.

D  Investment Transactions — Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Offering Costs — Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

H  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases

Eaton Vance Limited Duration Income Fund as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contacts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

L  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Fund.

If the Fund enters into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

M  Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements. Under such an agreement, the Fund temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed-upon price and time in the future. The Fund may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Fund's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the

Eaton Vance Limited Duration Income Fund as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities at the same time at which cash is received by the Fund. The securities underlying such agreements continue to be treated as owned by the Fund and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Fund under reverse repurchase agreements is accrued daily.

N  Total Return Swaps — The Fund may enter into swap agreements, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Fund makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Fund does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

O  Credit Default Swaps — The Fund may enter into credit default swap contracts for risk management purposes, including diversification. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Q  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

R  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

S  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

T  Interim Financial Statements — The interim financial statements relating to October 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Limited Duration Income Fund as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  2  Auction Preferred Shares (APS)

The Fund issued 7,600 shares of Auction Preferred Shares Series A, 7,600 shares of Auction Preferred Shares Series B, 7,600 shares of Auction Preferred Shares Series C, 7,600 shares of Auction Preferred Shares Series D, and 7,600 shares of Auction Preferred Shares Series E on July 25, 2003 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. As of October 31, 2006, 6,400 shares of Series A, 6,400 shares of Series B, 6,400 shares of Series C, 6,400 shares of Series D and 6,400 shares of Series E were outstanding. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 4.00% to 5.12% for Series A shares, from 4.40% to 5.10% for Series B shares, from 4.40% to 5.15% for Series C shares, from 4.40% to 5.125% for Series D shares and from 4.45% to 5.10% for Series E shares, during the six months ended October 31, 2006.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the 1940 Act. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

  3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on October 31, 2006 was 5.10%, 4.92%, 5.00%, 5.00% and 5.00%, for Series A, Series B, Series C, Series D and Series E shares, respectively. For the six months ended October 31, 2006, the Fund paid dividends to Auction Preferred shareholders amounting to $3,978,781, $3,991,433, $3,980,876, $3,951,062, and $3,939,757 for Series A, Series B, Series C, Series D and Series E shares, respectively, representing an average APS dividend rate for such period of 4.93%, 4.95%, 4.94%, 4.90% and 4.88%, respectively.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the different treatment for paydown gain/losses on mortgage-backed securities and the method for amortizing premiums.

The tax character of the distributions declared for the six months ended October 31, 2006 and for the year ended April 30, 2006 was as follows:

	October 31, 2006	April 30, 2006
Distributions declared from:

Ordinary Income	$104,428,494	$198,944,345

During the six months ended October 31, 2006, accumulated undistributed net investment loss was decreased by $11,770,128, accumulated net realized loss was increased by $11,559,879 and paid-in capital was decreased by $210,249. This change had no effect on net assets or net asset value per share.

As of October 31, 2006, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed income	$8,977,886
Unrealized gain	$10,535,363
Capital loss carryforward	$(114,367,071)

Eaton Vance Limited Duration Income Fund as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.75% of the Fund's weekly gross assets, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended October 31, 2006, the fee was equivalent to 0.75% (annualized) of the Fund's average weekly gross assets for such period and amounted to $11,819,962.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of average weekly gross assets of the Fund for the first five years of the Fund's operations, 0.15% of average weekly gross assets of the Fund in year 6, 0.10% in year 7 and 0.05% in year 8. For the six months ended October 31, 2006, the Investment Adviser waived $3,151,990 of its advisory fee.

EVM serves as the administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund.

Certain officers and Trustees of the Fund are officers of the above organization.

  5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $755,940,485 and $713,808,080, respectively, for the six months ended October 31, 2006.

  6  Securities Lending Agreement

The Fund has established a securities lending agreement in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received and amounted to $8,320,300 for the six months ended October 31, 2006. At October 31, 2006, the value of the securities loaned and the value of the collateral amounted to $317,999,540 and $325,907,909, respectively. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

  7  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended October 31, 2006 (Unaudited)	Year Ended April 30, 2006
Issued to shareholders electing to receive payments of distributions in Fund shares	99,753	—
Net increase	99,753	—

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,112,513,343
Gross unrealized appreciation	$39,097,254
Gross unrealized depreciation	(28,276,580)
Net unrealized appreciation	$10,820,674

The net unrealized depreciation on swap contracts, foreign currency transactions and forward foreign currency exchange contracts at October 31, 2006 was $285,311.

  9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform

Eaton Vance Limited Duration Income Fund as of October 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

  10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, financial futures contracts, interest rate swaps and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In exchange for	Net Unrealized Depreciation
11/30/06	Euro 15,116,562	United States Dollar 19,208,885	$(114,238)
11/30/06	British Pound 15,308,848	United States Dollar 28,931,350	(273,416)
			$(387,654)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
$2,000,000	3/20/2010	Agreement with Lehman Brothers dated 5/18/2005 whereby the Fund will receive 2.4% per year, times the notional amount. The Fund makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, LP.	$96,569

At October 31, 2006, the Fund had sufficient cash and/or securities segregated to cover commitments under these contracts.

  11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Limited Duration Income Fund

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc. or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Limited Duration Income Fund

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Limited Duration Income Fund
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of October 31, 2006, our records indicate that there are 146 registered shareholders and approximately 99,877 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbol

The American Stock Exchange symbol is EVV.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Limited Duration Income Fund (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating-rate loans, mortgage-backed securities and high-yield bonds. Specifically, the Board considered the Adviser's in-house research capabilities as well as other resources available to personnel of the Adviser, including research services. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ending September 30, 2005 for the Fund. The Board concluded that the performance of the Fund is satisfactory.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Limited Duration Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President and Chief Executive Officer
James B. Hawkes
Vice President and Trustee
Scott H. Page
Vice President
Susan Schiff
Vice President
Payson F. Swaffield
Vice President
Mark S. Venezia
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer and Principal Financial
Accounting Officer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Limited Duration Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-9653
(800) 331-1710

Eaton Vance Limited Duration Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

1856-12/06  CE-LDISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 14, 2006

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 14, 2006